UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.84%

Advertising Agencies 0.81%

Omnicom Group, Inc.	22,900	$846

Aerospace 2.48%

Curtiss-Wright Corp.	10,000	341
General Dynamics Corp.	18,513	1,196
United Technologies Corp.	17,234	1,050

Total		2,587

Air Transportation 0.57%

Bristow Group, Inc.*	8,200	243
Southwest Airlines Co.	36,149	347

Total		590

Asset Management & Custodian 1.92%

Northern Trust Corp.	6,300	366
State Street Corp.	31,100	1,636

Total		2,002

Auto Parts 1.54%

Autoliv, Inc. (Sweden)(a)	14,908	501
BorgWarner, Inc.	6,800	206
WABCO Holdings, Inc.	42,600	895

Total		1,602

Automobiles 2.47%

Ford Motor Co.*	165,400	1,193
Honda Motor Co., Ltd. ADR	45,400	1,376

Total		2,569

Banks: Diversified 5.66%

Bank of America Corp.	75,300	1,274
City National Corp.	15,500	603
Commerce Bancshares, Inc.	19,962	743
Cullen/Frost Bankers, Inc.	24,700	1,276
KeyCorp	64,800	421
PNC Financial Services Group, Inc. (The)	8,200	398
SunTrust Banks, Inc.	20,600	465
Wells Fargo & Co.	25,300	713

Total		5,893

Biotechnology 3.68%

Amgen, Inc.*	49,700	2,993
Onyx Pharmaceuticals, Inc.*	28,000	839

Total		3,832

Building Materials 0.27%

Quanex Building Products Corp.	19,650	282

Casinos & Gambling 0.88%

International Game Technology	42,700	917

Chemical: Diversified 0.61%

Celanese Corp. Series A	25,500	637

Commercial Services: Rental & Leasing 0.53%

GATX Corp.	19,900	556

Commercial Vehicles & Parts 0.24%

PACCAR, Inc.	6,600	249

Computer Services, Software & Systems 5.02%

Adobe Systems, Inc.*	56,500	1,867
Autodesk, Inc.*	10,200	243
Intuit, Inc.*	16,800	479
McAfee, Inc.*	27,200	1,191
Microsoft Corp.	55,800	1,445

Total		5,225

Computer Technology 1.29%

EMC Corp.*	78,731	1,342

Consumer Lending 1.03%

Berkshire Hathaway, Inc. Class B*	322	1,070

Consumer Services: Miscellaneous 0.89%

Accenture plc Class A (Ireland)(a)	24,879	927

Containers & Packaging 0.31%

AptarGroup, Inc.	8,600	321

Diversified Financial Services 7.66%

Bank of New York Mellon Corp. (The)	31,787	921
Capital One Financial Corp.	39,152	1,399
JPMorgan Chase & Co.	47,400	2,077
Lazard Ltd. Class A	41,700	1,723
Morgan Stanley	33,700	1,041
Raymond James Financial, Inc.	35,200	819

Total		7,980

Diversified Manufacturing Operations 3.97%

Eaton Corp.	27,070	1,532
Honeywell International, Inc.	21,500	799
ITT Corp.	34,600	1,804

Total		4,135

Diversified Materials & Processing 0.26%

Hexcel Corp.*	23,900	273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Diversified Retail 3.53%

American Eagle Outfitters, Inc.	44,500	$750
Children’s Place Retail Stores, Inc. (The)*	8,500	255
Costco Wholesale Corp.	3,670	207
Lowe’s Cos., Inc.	53,100	1,112
Nordstrom, Inc.	13,500	412
Target Corp.	10,400	485
TJX Companies, Inc. (The)	12,300	457

Total		3,678

Electronic Entertainment 0.71%

Activision Blizzard, Inc.*	60,000	743

Engineering & Contracting Services 0.75%

Jacobs Engineering Group, Inc.*	16,900	777

Financial Data & Systems 0.70%

MasterCard, Inc. Class A	3,596	727

Foods 0.66%

J.M. Smucker Co. (The)	12,900	684

Gas Pipeline 3.43%

El Paso Corp.	122,300	1,262
EQT Corp.	17,900	762
Williams Cos., Inc. (The)	86,600	1,548

Total		3,572

Gold 2.12%

Barrick Gold Corp. (Canada)(a)	58,272	2,209

Healthcare Facilities 2.60%

DaVita, Inc.*	47,800	2,707

Healthcare Management Services 1.03%

Humana, Inc.*	28,705	1,071

Healthcare Services 1.92%

McKesson Corp.	33,600	2,001

Hotel/Motel 3.58%

Marriott International, Inc. Class A	50,467	1,392
Starwood Hotels & Resorts Worldwide, Inc.	34,500	1,140
Wynn Resorts Ltd.*	16,900	1,198

Total		3,730

Household Equipment/Products 0.45%

Fortune Brands, Inc.	11,000	473

Insurance: Multi-Line 3.59%

ACE Ltd. (Switzerland)(a)	12,300	658
Aon Corp.	31,200	1,269
Markel Corp.*	1,800	594
MetLife, Inc.	32,124	1,223

Total		3,744

Luxury Items 0.70%

Fossil, Inc.*	25,700	731

Machinery: Industrial 0.56%

Kennametal, Inc.	23,600	581

Medical & Dental Instruments & Supplies 1.00%

Patterson Cos., Inc.*	38,200	1,041

Medical Equipment 2.18%

Thermo Fisher Scientific, Inc.*	28,500	1,245
Varian Medical Systems, Inc.*	24,400	1,028

Total		2,273

Metal Fabricating 1.34%

Reliance Steel & Aluminum Co.	32,700	1,392

Miscellaneous: Consumer Staples 0.78%

Diageo plc ADR	13,300	818

Oil: Crude Producers 2.48%

Apache Corp.	6,400	588
Noble Energy, Inc.	9,700	640
Southwestern Energy Co.*	8,800	376
XTO Energy, Inc.	23,800	983

Total		2,587

Oil: Integrated 1.65%

EnCana Corp. (Canada)(a)	29,800	1,717

Oil Well Equipment & Services 4.27%

Cameron International Corp.*	13,600	514
Halliburton Co.	46,100	1,250
Helmerich & Payne, Inc.	7,300	289
Schlumberger Ltd.	14,500	864
Smith International, Inc.	26,100	749
Superior Energy Services, Inc.*	34,900	786

Total		4,452

Pharmaceuticals 6.38%

Abbott Laboratories	44,170	2,185
AmerisourceBergen Corp.	66,600	1,490
Johnson & Johnson	7,700	469
Warner Chilcott plc Class A (Ireland)(a)*	56,000	1,211
Watson Pharmaceuticals, Inc.*	35,200	1,290

Total		6,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - ALL VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Producer Durables: Miscellaneous 0.79%

SPX Corp.	13,400	$821

Railroads 2.45%

Canadian National Railway Co. (Canada)(a)	17,700	867
Kansas City Southern*	63,800	1,690

Total		2,557

Scientific Instruments: Control & Filter 1.72%

Parker Hannifin Corp.	20,513	1,063
Robbins & Myers, Inc.	14,900	350
Roper Industries, Inc.	7,400	377

Total		1,790

Securities Brokerage & Services 0.77%

Charles Schwab Corp. (The)	42,000	804

Semiconductors & Components 1.17%

Micron Technology, Inc.*	98,200	805
Xilinx, Inc.	17,486	410

Total		1,215

Shipping 0.26%

Kirby Corp.*	7,300	269

Steel 1.04%

Nucor Corp.	11,800	555
United States Steel Corp.	11,900	528

Total		1,083

Textiles Apparel & Shoes 0.84%

Guess?, Inc.	14,000	518
NIKE, Inc. Class B	5,500	356

Total		874

Truckers 0.30%

Heartland Express, Inc.	21,500	310

Total Common Stocks (cost $92,407,939)		101,911

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.06%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $2,190,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $2,189,781; proceeds: $2,144,136 (cost $2,144,136)	$2,144	2,144

Total Investments in Securities 99.90% (cost $94,552,075)		104,055

Other Assets in Excess of Liabilities 0.10%		107

Net Assets 100.00%		$104,162

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.50%

COMMON STOCKS 55.82%

Aerospace & Defense 1.56%

Hexcel Corp.*	25	$286,000
Honeywell International, Inc.	20	743,000
Lockheed Martin Corp.	4	273,280
Moog, Inc. Class A*	14	413,000

Total		1,715,280

Automobiles 0.55%

Honda Motor Co., Ltd. ADR	20	606,200

Beverages 0.64%

PepsiCo, Inc.	12	703,920

Biotechnology 1.65%

Amgen, Inc.*	7	391,495
BioMarin Pharmaceutical, Inc.*	17	307,360
Celgene Corp.*	15	838,500
Genzyme Corp.*	5	283,650

Total		1,821,005

Capital Markets 2.03%

Bank of New York Mellon Corp. (The)	18	507,325
Capital One Financial Corp.	11	375,165
Charles Schwab Corp. (The)	10	191,500
Franklin Resources, Inc.	2	221,320
Northern Trust Corp.	5	290,800
State Street Corp.	9	473,400
T. Rowe Price Group, Inc.	4	182,800

Total		2,242,310

Chemicals 0.72%

Dow Chemical Co. (The)	11	286,770
Monsanto Co.	7	503,100

Total		789,870

Commercial Banks 1.93%

Fifth Third Bancorp	19	187,405
PNC Financial Services Group, Inc. (The)	10	485,900
SunTrust Banks, Inc.	11	236,775
U.S. Bancorp	30	655,800
Wells Fargo & Co.	20	563,600

Total		2,129,480

Commercial Services & Supplies 0.29%

R.R. Donnelley & Sons Co.	15	318,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Shares (000)	Value
Communications Equipment 1.46%

Corning, Inc.	12	$183,720
JDS Uniphase Corp.*	33	234,630
Nokia Corp. ADR	25	364,038
QUALCOMM, Inc.	19	832,130

Total		1,614,518

Computers & Peripherals 2.40%

Apple, Inc.*	5	834,165
Hewlett-Packard Co.	20	944,200
International Business Machines Corp.	5	598,050
QLogic Corp.*	16	266,600

Total		2,643,015

Construction Materials 0.40%

Cemex SAB de CV ADR*	34	444,448

Distributors 0.48%

Genuine Parts Co.	14	532,840

Diversified Financials 1.94%

Bank of America Corp.	23	389,160
JPMorgan Chase & Co.	40	1,752,800

Total		2,141,960

Diversified Telecommunication Services 3.36%

AT&T, Inc.	65	1,755,650
CenturyTel, Inc.	17	571,200
Qwest Communications International, Inc.	175	666,750
Verizon Communications, Inc.	15	454,050
Windstream Corp.	25	253,250

Total		3,700,900

Electric: Utilities 0.62%

TECO Energy, Inc.	16	225,280
UniSource Energy Corp.	15	461,250

Total		686,530

Electrical Equipment 0.77%

Baldor Electric Co.	8	205,050
Emerson Electric Co.	16	641,280

Total		846,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Shares (000)	Value
Electronic Equipment, Instruments & Components 0.38%

FLIR Systems, Inc.*	15	$419,550

Energy Equipment & Services 0.37%

Halliburton Co.	15	406,800

Food & Staples Retailing 2.21%

CVS Caremark Corp.	18	625,450
Ingles Markets, Inc. Class A	32	500,228
Kroger Co. (The)	10	206,400
SUPERVALU, INC.	18	271,080
Wal-Mart Stores, Inc.	17	834,530

Total		2,437,688

Food Products 3.58%

Campbell Soup Co.	21	685,020
H.J. Heinz Co.	27	1,073,250
Kellogg Co.	23	1,132,290
Kraft Foods, Inc. Class A	40	1,050,800

Total		3,941,360

Hotels, Restaurants & Leisure 1.70%

Carnival Corp. Unit	9	282,880
Marriott International, Inc. Class A	19	512,346
McDonald’s Corp.	12	684,840
Starwood Hotels & Resorts Worldwide, Inc.	12	396,360

Total		1,876,426

Household Durables 0.76%

Snap-on, Inc.	24	834,240

Household Products 0.74%

Procter & Gamble Co. (The)	14	810,880

Industrial Conglomerates 1.11%

3M Co.	7	516,600
General Electric Co.	43	706,060

Total		1,222,660

Information Technology Services 0.80%

SAIC, Inc.*	40	701,600
SRA International, Inc. Class A*	9	183,515

Total		885,115

Insurance 1.61%

ACE Ltd. (Switzerland)*(a)	23	1,229,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Shares (000)	Value
Insurance (continued)

MetLife, Inc.	14	$540,289

Total		1,769,869

Internet Software & Services 0.27%

Sohu.com, Inc. (China)*(a)	4	295,754

Machinery 0.99%

Actuant Corp. Class A	25	401,500
Danaher Corp.	8	504,900
Oshkosh Corp.	6	185,580

Total		1,091,980

Media 0.37%

CCH I LLC Class A**	3	63,938
Walt Disney Co. (The)	13	343,250

Total		407,188

Metals & Mining 0.46%

Allegheny Technologies, Inc.	6	192,445
Titanium Metals Corp.	13	119,875
United States Steel Corp.	5	199,665

Total		511,985

Multi-Line Retail 1.49%

J.C. Penney Co., Inc.	13	421,875
Kohl’s Corp.*	10	570,500
Target Corp.	14	653,520

Total		1,645,895

Multi-Utilities & Unregulated Power 0.28%

Ameren Corp.	12	303,360

Oil & Gas 6.58%

Chevron Corp.	26	1,838,223
ConocoPhillips	29	1,287,060
EOG Resources, Inc.	16	1,294,405
Exxon Mobil Corp.	12	823,320
Hess Corp.	9	486,486
Marathon Oil Corp.	10	319,000
Petroleo Brasileiro SA ADR	9	353,790
Transocean Ltd. (Switzerland)*(a)	8	641,475
XTO Energy, Inc.	5	206,600

Total		7,250,359

Pharmaceuticals 4.98%

Bristol-Myers Squibb Co.	35	788,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Shares (000)	Value
Pharmaceuticals (continued)

Johnson & Johnson	17	$1,035,130
Merck & Co., Inc.	10	316,300
Mylan, Inc.*	115	1,844,352
Pfizer, Inc.	62	1,026,100
Teva Pharmaceutical Industries Ltd. ADR	9	475,264

Total		5,485,346

Road & Rail 1.03%

Burlington Northern Santa Fe Corp.	8	638,640
Union Pacific Corp.	9	495,975

Total		1,134,615

Semiconductor Equipment & Products 0.32%

Intel Corp.	18	352,260

Semiconductors & Semiconductor Equipment 0.90%

Broadcom Corp. Class A*	17	521,730
Micron Technology, Inc.*	30	246,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20	220,285

Total		988,015

Software 3.42%

Adobe Systems, Inc.*	17	561,680
Citrix Systems, Inc.*	17	666,910
Intuit, Inc.*	14	399,000
Microsoft Corp.	57	1,475,730
Oracle Corp.	32	666,880

Total		3,770,200

Specialty Retail 0.19%

Home Depot, Inc. (The)	8	213,120

Textiles & Apparel 0.29%

NIKE, Inc. Class B	5	323,500

Wireless Telecommunication Services 0.19%

DigitalGlobe, Inc.*	5	111,850
MetroPCS Communications, Inc.*	11	98,280

Total		210,130

Total Common Stocks (cost $60,417,450)		61,525,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 9.80%

Aerospace & Defense 0.64%

GenCorp, Inc.	2.25%	11/15/2024	$225	$184,500
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	500	515,000

Total				699,500

Beverages 0.36%

Molson Coors Brewing Co.	2.50%	7/30/2013	350	397,688

Biotechnology 1.56%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	350	435,750
Gilead Sciences, Inc.	0.625%	5/1/2013	700	917,875
Millipore Corp.	3.75%	6/1/2026	350	365,750

Total				1,719,375

Building Products 0.27%

General Cable Corp.	1.00%	10/15/2012	350	301,000

Capital Markets 0.25%

Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	300	277,500

Commercial Services & Supplies 0.49%

CRA International, Inc.	2.875%	6/15/2034	250	245,625
FTI Consulting, Inc.	3.75%	7/15/2012	200	293,750

Total				539,375

Communications Equipment 0.29%

Ciena Corp.	0.25%	5/1/2013	400	321,500

Computers & Peripherals 0.36%

SanDisk Corp.	1.00%	5/15/2013	500	391,250

Diversified Telecommunication Services 0.09%

Qwest Communications International, Inc.	3.50%	11/15/2025	100	101,375

Electrical Equipment 0.40%

Roper Industries, Inc.	Zero Coupon	1/15/2034	700	444,500

Electronic Equipment, Instruments & Components 0.39%

Itron, Inc.	2.50%	8/1/2026	350	430,062

Energy Equipment & Services 0.23%

SunPower Corp.	4.75%	4/15/2014	200	258,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Healthcare Providers & Services 0.36%

Five Star Quality Care, Inc.	3.75%	10/15/2026	$500		$396,250

Information Technology Services 0.48%

Symantec Corp.	0.75%	6/15/2011	500		530,000

Internet Software & Services 0.38%

Equinix, Inc.	2.50%	4/15/2012	400		421,500

Metals & Mining 0.68%

ArcelorMittal (Luxembourg)(a)	5.00%	5/15/2014	150		217,312
Newmont Mining Corp.	1.25%	7/15/2014	350		418,250
Newmont Mining Corp.	3.00%	2/15/2012	90		108,450

Total					744,012

Pharmaceuticals 0.80%

Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	750		880,312

Real Estate 0.29%

ProLogis	2.25%	4/1/2037	350		317,188

Semiconductor Equipment & Products 0.38%

Advanced Micro Devices, Inc.	5.75%	8/15/2012	500		421,875

Semiconductors & Semiconductor Equipment 0.41%

Intel Corp.	2.95%	12/15/2035	500		448,750

Software 0.69%

Cadence Design Systems, Inc.	1.375%	12/15/2011	300		274,875
EMC Corp.	1.75%	12/1/2011	400		485,000

Total					759,875

Total Convertible Bonds (cost $10,462,423)					10,800,887

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 5.18%

Commercial Banks 1.01%

Wells Fargo & Co.	7.50%		1		1,116,250

Diversified Financials 0.95%

AMG Capital Trust I	5.10%		12		450,750
Bank of America Corp.	7.25%		1	(c)	594,993

Total					1,045,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate		Shares (000)		Value
Electric: Utilities 0.52%

CMS Energy Corp.	4.50%		3		$214,313
FPL Group, Inc.	8.375%		7		357,875

Total					572,188

Food Products 1.13%

Archer Daniels Midland Co.	6.25%		18		718,200
Bunge Ltd.	4.875%		6		521,250

Total					1,239,450

Metals & Mining 0.23%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		3		257,500

Oil & Gas 0.67%

El Paso Corp.	4.99%		1	(c)	739,200

Pharmaceuticals 0.66%

Mylan, Inc.	6.50%		1	(c)	721,175

Thrifts & Mortgage Finance 0.01%

Fannie Mae	8.75%		6		14,400

Total Convertible Preferred Stocks (cost $5,823,684)					5,705,906

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 0.29%

Diversified Financials 0.21%

Nuveen Investments, Inc. Second Lien Term Loan	12.50%	7/31/2015	$225		226,125

Electronic Equipment, Instruments & Components 0.08%

Palm, Inc. Term Loan	3.50%	10/24/2014	100		90,375

Total Floating Rate Loans (cost $294,914)					316,500

			Shares (000)
FOREIGN COMMON STOCKS(e) 3.17%

China 0.39%

Transportation Infrastructure

China Zhongwang Holdings Ltd.*			442		434,976

France 0.25%

Commercial Banks

BNP Paribas SA			3		272,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments			Shares (000)	Value
Germany 1.08%

Diversified Telecommunication Services 0.31%

Deutsche Telekom AG Registered Shares			25	$346,787

Household Products 0.47%

Henkel KGaA			14	519,990

Steel 0.30%

ThyssenKrupp AG			10	328,659

Total Germany				1,195,436

Greece 0.27%

Commercial Banks

National Bank of Greece SA*			8	295,206

Switzerland 1.18%

Capital Markets 0.33%

Credit Suisse Group AG Registered Shares			7	360,658

Food Products 0.30%

Nestle SA Registered Shares			8	326,331

Pharmaceuticals 0.55%

Roche Holding Ltd. AG			4	605,961

Total Switzerland				1,292,950

Total Foreign Common Stocks (cost $3,628,127)				3,490,863

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 23.22%

Air Freight & Couriers 0.26%

Park-Ohio Industries, Inc.	8.375%	11/15/2014	$375	290,625

Auto Components 0.09%

Cooper-Standard Automotive, lnc.(f)	8.375%	12/15/2014	100	15,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	75	81,750

Total				97,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automobiles 0.22%

Ford Motor Credit Co. LLC	8.00%	6/1/2014	$250	$240,477

Beverages 0.41%

Constellation Brands, Inc.	7.25%	5/15/2017	250	250,000
Constellation Brands, Inc.	8.125%	1/15/2012	200	201,000

Total				451,000

Capital Markets 0.18%

International Lease Finance Corp.	6.375%	3/25/2013	250	200,636

Chemicals 0.68%

Dow Chemical Co. (The)	8.55%	5/15/2019	150	168,905
Equistar Chemicals LP(f)	7.55%	2/15/2026	200	136,000
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	600	288,000
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	4.875%	3/30/2020	150	150,133

Total				743,038

Commercial Banks 0.20%

Zions Bancorp	7.75%	9/23/2014	250	223,972

Commercial Services & Supplies 0.82%

Allied Waste North America, Inc.	7.25%	3/15/2015	525	548,584
Bunge NA Finance LP	5.90%	4/1/2017	175	173,274
First Data Corp.	9.875%	9/24/2015	200	185,750

Total				907,608

Communications Equipment 0.23%

Hughes Network Systems LLC	9.50%	4/15/2014	250	252,500

Construction & Engineering 0.19%

K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	200	212,000

Consumer Finance 0.35%

American Express Credit Corp.	7.30%	8/20/2013	350	388,477

Containers & Packaging 1.15%

Ball Corp.	7.375%	9/1/2019	425	433,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	350	310,625
Graphic Packaging International Corp.	9.50%	8/15/2013	250	258,750
Sealed Air Corp.†	7.875%	6/15/2017	250	264,003

Total				1,266,878

Diversified Financials 1.25%

New York City Industrial Development Agency†	11.00%	3/1/2029	200	213,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials (continued)

Raymond James Financial, Inc.	8.60%	8/15/2019	$250	$276,534
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	286,125
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	97,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	318,500
Wachovia Capital Trust III	5.80%	3/29/2049	100	70,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	100	113,250

Total				1,375,633

Diversified Telecommunication Services 1.61%

Cincinnati Bell, Inc.	7.00%	2/15/2015	500	487,500
SBA Telecommunications, Inc.†	8.25%	8/15/2019	200	207,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	500	465,625
Windstream Corp.	7.00%	3/15/2019	650	611,000

Total				1,771,125

Electric: Utilities 2.31%

Black Hills Corp.	9.00%	5/15/2014	350	397,055
Central Illinois Light Co.	8.875%	12/15/2013	300	342,913
Edison Mission Energy	7.75%	6/15/2016	700	616,000
Illinois Power Co.	9.75%	11/15/2018	150	188,613
Northeast Utilities	5.65%	6/1/2013	360	372,011
RRI Energy, Inc.	6.75%	12/15/2014	182	187,915
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	600	435,000

Total				2,539,507

Electrical Equipment 0.37%

Baldor Electric Co.	8.625%	2/15/2017	400	408,000

Electronic Equipment, Instruments & Components 0.75%

Agilent Technologies, Inc.	5.50%	9/14/2015	300	308,980
L-3 Communications Corp.	7.625%	6/15/2012	350	355,688
Roper Industries, Inc.	6.625%	8/15/2013	150	161,702

Total				826,370

Energy Equipment & Services 0.09%

Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	100	93,250

Food & Staples Retailing 0.41%

Duane Reade, Inc.†	11.75%	8/1/2015	200	211,000
Rite Aid Corp.	9.375%	12/15/2015	300	245,250

Total				456,250

Food Products 0.24%

Wendy’s/Arby’s Restaurants LLC†	10.00%	7/15/2016	250	266,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Equipment & Supplies 0.59%

Bausch & Lomb, Inc.	9.875%	11/1/2015	$25	$26,313
Biomet, Inc.	10.00%	10/15/2017	200	214,000
HCA, Inc.	9.125%	11/15/2014	400	414,000

Total				654,313

Healthcare Providers & Services 0.59%

Community Health Systems	8.875%	7/15/2015	400	411,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	238,750

Total				649,750

Hotels, Restaurants & Leisure 0.98%

Gaylord Entertainment Co.	8.00%	11/15/2013	100	103,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	250	255,215
McDonald’s Corp.	5.00%	2/1/2019	350	373,203
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	18,500
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	300	315,750
Station Casinos, Inc.(f)	6.50%	2/1/2014	250	10,000

Total				1,075,668

Household Durables 0.54%

Beazer Homes USA, Inc.	8.375%	4/15/2012	25	22,000
Beazer Homes USA, Inc.	8.625%	5/15/2011	50	47,250
Lennar Corp.	12.25%	6/1/2017	250	306,250
Whirlpool Corp.	8.60%	5/1/2014	200	223,938

Total				599,438

Independent Power Producers & Energy Traders 0.96%

AES Corp. (The)	8.00%	10/15/2017	325	328,656
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	235,000
Mirant Americas Generation LLC	9.125%	5/1/2031	350	294,000
NRG Energy, Inc.	7.25%	2/1/2014	200	197,000

Total				1,054,656

Information Technology Services 0.23%

SunGard Data Systems, Inc.	9.125%	8/15/2013	150	152,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	100	102,500

Total				254,750

Leisure Equipment & Products 0.55%

Expedia, Inc.†	8.50%	7/1/2016	175	185,500
Speedway Motorsports, Inc.†	8.75%	6/1/2016	400	418,000

Total				603,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Media 1.20%

Affinion Group, Inc.	11.50%		10/15/2015	$275	$283,938
Barrington Broadcasting Group LLC	10.50%		8/15/2014	275	158,125
CBS Corp.	8.875%		5/15/2019	250	276,188
CCH I LLC(f)	11.75%		5/15/2014	500	7,500
CCH I LLC/CCH I Capital Corp.(f)	11.00%		10/1/2015	150	28,500
DirecTV Holdings LLC	7.625%		5/15/2016	100	107,500
Mediacom Broadband LLC	8.50%		10/15/2015	250	253,750
Mediacom Communications Corp.†	9.125%		8/15/2019	100	103,250
WMG Acquisition Corp.†	9.50%		6/15/2016	100	106,000

Total					1,324,751

Metals & Mining 0.76%

Aleris International, Inc.(f)	10.00%		12/15/2016	125	138
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	425	452,724
Noranda Aluminum Acquisition Corp. PIK	5.413%	#	5/15/2015	311	220,822
Teck Resources Ltd. (Canada)(a)	9.75%		5/15/2014	150	165,750

Total					839,434

Multi-Line Retail 0.19%

Macy’s Retail Holdings, Inc.	8.875%		7/15/2015	200	209,640

Multi-Utilities & Unregulated Power 0.86%

NiSource Finance Corp.	10.75%		3/15/2016	250	294,277
Williams Cos., Inc. (The)	8.125%		3/15/2012	600	652,548

Total					946,825

Oil & Gas 1.70%

Cameron International Corp.	6.375%		7/15/2018	100	106,124
Chesapeake Energy Corp.	7.625%		7/15/2013	300	299,625
Continental Resources, Inc.†	8.25%		10/1/2019	100	103,250
El Paso Corp.	7.00%		6/15/2017	100	98,500
El Paso Corp.	7.25%		6/1/2018	250	247,147
Forest Oil Corp.	7.25%		6/15/2019	200	188,000
Quicksilver Resources, Inc.	8.25%		8/1/2015	300	294,000
Tennessee Gas Pipeline Co.	7.00%		10/15/2028	250	267,640
Williams Cos., Inc. (The)	7.875%		9/1/2021	250	270,946

Total					1,875,232

Personal Products 0.30%

Elizabeth Arden, Inc.	7.75%		1/15/2014	350	334,250

Pharmaceuticals 0.11%

Warner Chilcott Corp.	8.75%		2/1/2015	120	123,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trusts 0.15%

Host Hotels & Resorts LP	6.375%	3/15/2015	$175	$166,688

Semiconductor Equipment & Products 0.22%

Analog Devices, Inc.	5.00%	7/1/2014	225	236,645

Semiconductors & Semiconductor Equipment 0.23%

Advanced Micro Devices, Inc.	7.75%	11/1/2012	275	248,188

Specialty Retail 0.39%

Brookstone Co., Inc.	12.00%	10/15/2012	250	113,750
Limited Brands, Inc.†	8.50%	6/15/2019	300	314,359

Total				428,109

Textiles & Apparel 0.25%

INVISTA†	9.25%	5/1/2012	70	70,350
Levi Strauss & Co.	9.75%	1/15/2015	200	209,000

Total				279,350

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	275	1,031

Wireless Telecommunication Services 0.61%

MetroPCS Wireless, Inc.	9.25%	11/1/2014	350	359,625
Sprint Capital Corp.	6.90%	5/1/2019	350	315,000

Total				674,625

Total High Yield Corporate Bonds (cost $26,981,934)				25,591,914

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance

Fannie Mae* (cost $213,465)	Zero Coupon		9	13,685

RIGHTS 0.01%

France

Consumer Finance

BNP Paribas (10/13/2009 at 40 EUR)* (cost $0)			3	7,381

Total Long-Term Investments (cost $107,821,997)				107,452,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - AMERICA’S VALUE PORTFOLIO September 30, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.94%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $2,190,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $2,189,781; proceeds: $2,144,899 (cost $2,144,899)	$2,145	$2,144,899

Total Investments in Securities 99.44% (cost $109,966,896)		109,597,836

Foreign Cash and Assets in Excess of Liabilities 0.56%		611,693

Net Assets 100.00%		$110,209,529

ADR American Depositary Receipt.

PIK Payment-in-kind.

Unit More than one class of securities traded together.

*	Non-income producing security.
**	Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value per share on September 30, 2009 is $18.75.
#	Variable rate security. The interest rate represents the rate at September 30, 2009.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.
(c)	Amount is less than 1,000 shares.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 97.01%

COMMON STOCKS 0.30%

Media: Cable 0.20%

CCH I LLC Class A**			45	$852,619

Multi-Line Insurance 0.10%

MetLife, Inc.			11	402,933

Total Common Stocks (cost $1,123,887)				1,255,552

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 12.32%

Aerospace/Defense 0.70%

Alliant Techsystems, Inc.	2.75%	2/15/2024	$750	791,250
GenCorp, Inc.	2.25%	11/15/2024	675	553,500
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	1,500	1,545,000

Total				2,889,750

Agriculture 0.33%

Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,375,500

Beverages 0.21%

Molson Coors Brewing Co.	2.50%	7/30/2013	750	852,187

Building & Construction 0.14%

D.R. Horton, Inc.	2.00%	5/15/2014	500	573,750

Building Materials 0.42%

General Cable Corp.	1.00%	10/15/2012	2,000	1,720,000

Chemicals 0.13%

Ferro Corp.	6.50%	8/15/2013	600	534,000

Computer Hardware 0.74%

Intel Corp.	2.95%	12/15/2035	1,250	1,121,875
SanDisk Corp.	1.00%	5/15/2013	2,500	1,956,250

Total				3,078,125

Diversified Capital Goods 0.13%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	546,000

Electronics 1.21%

Advanced Micro Devices, Inc.	5.75%	8/15/2012	2,050	1,729,688
Itron, Inc.	2.50%	8/1/2026	1,400	1,720,250
Millipore Corp.	3.75%	6/1/2026	1,500	1,567,500

Total				5,017,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 0.15%

Fisher Scientific International, Inc.	3.25%	3/1/2024	$500	$623,750

Hotels 0.07%

Gaylord Entertainment Co.†	3.75%	10/1/2014	275	277,750

Integrated Energy 0.31%

Evergreen Solar, Inc.	4.00%	7/15/2013	550	222,750
SunPower Corp.	4.75%	4/15/2014	825	1,064,250

Total				1,287,000

Investments & Miscellaneous Financial Services 0.32%

Textron, Inc.	4.50%	5/1/2013	800	1,309,000

Machinery 0.38%

Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	1,587,500

Media: Broadcast 0.17%

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	514,569
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	200	174,000

Total				688,569

Media: Cable 0.38%

Virgin Media, Inc.†	6.50%	11/15/2016	1,500	1,578,750

Media: Diversified 0.15%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	621,000

Metals/Mining (Excluding Steel) 0.57%

Newmont Mining Corp.	1.25%	7/15/2014	800	956,000
Newmont Mining Corp.	3.00%	2/15/2012	500	602,500
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	500	791,875

Total				2,350,375

Non-Food & Drug Retailers 0.08%

Saks, Inc.†	7.50%	12/1/2013	230	342,413

Oil Field Equipment & Services 0.09%

Hanover Compressor Co.	4.75%	1/15/2014	400	363,000

Pharmaceuticals 1.47%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	890,000
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,245,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)

Gilead Sciences, Inc.	0.625%	5/1/2013	$1,200	$1,573,500
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	2,000	2,347,500

Total				6,056,000

Printing & Publishing 0.12%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	496,250

Real Estate Development & Management 0.44%

ProLogis	2.25%	4/1/2037	2,000	1,812,500

Software/Services 1.68%

Cadence Design Systems, Inc.	1.375%	12/15/2011	1,000	916,250
EMC Corp.	1.75%	12/1/2011	1,250	1,515,625
Equinix, Inc.	2.50%	4/15/2012	1,500	1,580,625
Sybase, Inc.†	3.50%	8/15/2029	1,000	1,118,750
Symantec Corp.	0.75%	6/15/2011	1,700	1,802,000

Total				6,933,250

Steel Producers/Products 0.13%

ArcelorMittal (Luxembourg)(b)	5.00%	5/15/2014	370	536,038

Support: Services 0.47%

CRA International, Inc.	2.875%	6/15/2034	835	820,388
FTI Consulting, Inc.	3.75%	7/15/2012	750	1,101,562

Total				1,921,950

Telecommunications Equipment 0.80%

Ciena Corp.	0.25%	5/1/2013	2,000	1,607,500
JDS Uniphase Corp.	1.00%	5/15/2026	2,000	1,690,000

Total				3,297,500

Telecommunications: Integrated/Services 0.12%

Qwest Communications International, Inc.	3.50%	11/15/2025	500	506,875

Telecommunications: Wireless 0.41%

SBA Communications Corp.†	4.00%	10/1/2014	1,500	1,676,250

Total Convertible Bonds (cost $47,498,882)				50,852,470

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.53%

Agency/Government Related 0.01%

Fannie Mae	8.75%		20	48,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate		Shares (000)	Value
Banking 0.85%

Bank of America Corp.	7.25%		2	$1,699,980
Wells Fargo & Co.	7.50%		2	1,786,000

Total				3,485,980

Electric: Integrated 0.19%

CMS Energy Corp.	4.50%		11	785,813

Gas Distribution 0.40%

El Paso Corp.	4.99%		1	924,000
Williams Cos., Inc. (The)	5.50%		9	735,350

Total				1,659,350

Investments & Miscellaneous Financial Services 0.23%

AMG Capital Trust I	5.10%		25	939,063

Metals/Mining (Excluding Steel) 0.48%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		8	824,000
Vale Capital Ltd. (Brazil)(b)	5.50%		25	1,150,250

Total				1,974,250

Pharmaceuticals 0.37%

Mylan, Inc.	6.50%		2	1,545,375

Total Convertible Preferred Stocks (cost $10,740,177)				10,437,831

		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES BOND 1.27%

Federal National Mortgage Assoc. (cost $5,152,236)	3.25%	4/9/2013	$5,000	5,260,250

HIGH YIELD CORPORATE BONDS 80.58%

Aerospace/Defense 1.58%

Esterline Technologies Corp.	6.625%	3/1/2017	650	627,250
Esterline Technologies Corp.	7.75%	6/15/2013	1,060	1,054,700
L-3 Communications Corp.	6.125%	1/15/2014	750	759,375
L-3 Communications Corp.	6.375%	10/15/2015	2,400	2,436,000
Moog, Inc.	6.25%	1/15/2015	550	519,750
Spirit AeroSystems, Inc.†	7.50%	10/1/2017	200	200,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	925	920,375

Total				6,517,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Agriculture 0.08%

Bunge NA Finance LP	5.90%	4/1/2017	$325	$321,795

Airlines 0.05%

Delta Air Lines, Inc.†	9.50%	9/15/2014	200	201,000

Apparel/Textiles 0.57%

Levi Strauss & Co.	8.875%	4/1/2016	1,650	1,678,875
Quiksilver, Inc.	6.875%	4/15/2015	900	677,250

Total				2,356,125

Auto Loans 0.99%

Ford Motor Credit Co. LLC	7.25%	10/25/2011	2,250	2,186,239
Ford Motor Credit Co. LLC	9.75%	9/15/2010	500	511,059
Ford Motor Credit Co. LLC	9.875%	8/10/2011	1,350	1,369,736

Total				4,067,034

Auto Parts & Equipment 0.69%

Cooper-Standard Automotive, Inc.(c)	8.375%	12/15/2014	600	93,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	700	763,000
Stanadyne Corp.	10.00%	8/15/2014	375	316,875
Tenneco, Inc.	8.625%	11/15/2014	625	589,062
TRW Automotive, Inc.†	7.25%	3/15/2017	1,250	1,106,250

Total				2,868,187

Automotives 0.27%

Ford Motor Co.	7.45%	7/16/2031	1,375	1,120,625

Banking 2.77%

American Express Credit Corp.	7.30%	8/20/2013	1,000	1,109,935
Bank of America Corp.	5.75%	12/1/2017	1,000	999,785
CIT Group, Inc.(c)	5.20%	11/3/2010	1,100	754,575
GMAC, Inc.†	7.25%	3/2/2011	2,162	2,102,545
JPMorgan Chase & Co.	6.00%	1/15/2018	1,500	1,612,627
JPMorgan Chase & Co.	7.90%	4/29/2049	750	722,323
Morgan Stanley	6.00%	4/28/2015	1,500	1,590,333
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013	775	711,331
USB Capital IX	6.189%	10/29/2049	200	155,500
Wachovia Capital Trust III	5.80%	3/29/2049	750	528,750
Zions Bancorp.	5.65%	5/15/2014	75	57,597
Zions Bancorp.	7.75%	9/23/2014	1,200	1,075,066

Total				11,420,367

Beverages 0.61%

Constellation Brands, Inc.	7.25%	5/15/2017	2,500	2,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Brokerage 0.46%

Lazard Group LLC	7.125%	5/15/2015	$850	$859,463
Raymond James Financial, Inc.	8.60%	8/15/2019	950	1,050,829

Total				1,910,292

Building & Construction 0.70%

Beazer Homes USA, Inc.	8.375%	4/15/2012	100	88,000
Beazer Homes USA, Inc.	8.625%	5/15/2011	150	141,750
K. Hovnanian Enterprises, Inc.	11.50%	5/1/2013	400	424,000
KB Home	9.10%	9/15/2017	1,000	1,080,000
Lennar Corp.	12.25%	6/1/2017	950	1,163,750

Total				2,897,500

Building Materials 0.47%

Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,009,625
Owens Corning, Inc.	9.00%	6/15/2019	875	941,293

Total				1,950,918

Chemicals 2.81%

Airgas, Inc.	6.25%	7/15/2014	525	542,063
Airgas, Inc.†	7.125%	10/1/2018	1,250	1,292,188
Ashland, Inc.†	9.125%	6/1/2017	1,075	1,152,938
Dow Chemical Co. (The)	8.55%	5/15/2019	1,000	1,126,031
Equistar Chemicals LP(c)	7.55%	2/15/2026	1,500	1,020,000
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,052,778
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	1,500	720,000
INVISTA†	9.25%	5/1/2012	725	728,625
MacDermid, Inc.†	9.50%	4/15/2017	500	462,500
Mosaic Co. (The)†	7.375%	12/1/2014	500	530,865
Nalco Co.†	8.25%	5/15/2017	675	712,125
Nalco Co.	8.875%	11/15/2013	875	903,437
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	500	500,444
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	850,000

Total				11,593,994

Consumer/Commercial/Lease Financing 0.19%

International Lease Finance Corp.	6.375%	3/25/2013	1,000	802,545

Consumer Products 0.38%

Elizabeth Arden, Inc.	7.75%	1/15/2014	1,625	1,551,875

Diversified Capital Goods 3.20%

Actuant Corp.	6.875%	6/15/2017	2,100	1,963,500
Belden, Inc.	7.00%	3/15/2017	1,400	1,338,750
Belden, Inc.†	9.25%	6/15/2019	675	705,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Goods (continued)

General Cable Corp.	7.125%	4/1/2017	$850	$837,250
Honeywell International, Inc.	5.30%	3/1/2018	1,630	1,757,609
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	1,700	2,010,658
Mueller Water Products, Inc.	7.375%	6/1/2017	1,250	1,095,312
Park-Ohio Industries, Inc.	8.375%	11/15/2014	650	503,750
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,706,250
Sensus USA, Inc.	8.625%	12/15/2013	405	402,975
Timken Co.	6.00%	9/15/2014	875	909,969

Total				13,231,398

Electric: Generation 3.84%

Dynegy Holdings, Inc.	7.75%	6/1/2019	575	493,062
Dynegy Holdings, Inc.	8.375%	5/1/2016	2,465	2,317,100
Edison Mission Energy	7.00%	5/15/2017	2,075	1,743,000
Edison Mission Energy	7.75%	6/15/2016	2,900	2,552,000
Mirant Americas Generation LLC	9.125%	5/1/2031	1,500	1,260,000
Mirant North America LLC	7.375%	12/31/2013	750	750,000
NRG Energy, Inc.	7.25%	2/1/2014	800	788,000
NRG Energy, Inc.	7.375%	2/1/2016	1,100	1,067,000
RRI Energy, Inc.	6.75%	12/15/2014	387	399,578
RRI Energy, Inc.	7.875%	6/15/2017	1,375	1,349,219
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	4,300	3,117,500

Total				15,836,459

Electric: Integrated 3.20%

AES Corp. (The)	8.00%	10/15/2017	1,600	1,618,000
Avista Corp.	5.125%	4/1/2022	425	434,489
Central Illinois Light Co.	8.875%	12/15/2013	1,000	1,143,042
Commonwealth Edison Co.	5.80%	3/15/2018	2,600	2,813,567
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,193,041
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	1,000	1,077,991
Nevada Power Co.	5.875%	1/15/2015	1,000	1,066,539
Northeast Utilities	5.65%	6/1/2013	1,000	1,033,364
PECO Energy Co.	5.35%	3/1/2018	500	533,633
PSEG Power LLC†	5.32%	9/15/2016	2,242	2,301,837

Total				13,215,503

Electronics 1.33%

Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,150	1,940,375
Agilent Technologies, Inc.	5.50%	9/14/2015	725	746,701
Analog Devices, Inc.	5.00%	7/1/2014	450	473,290
Freescale Semiconductor, Inc.	8.875%	12/15/2014	1,175	904,750
KLA-Tencor Corp.	6.90%	5/1/2018	875	916,087
NXP BV LLC (Netherlands)(b)	3.259%#	10/15/2013	700	508,375

Total				5,489,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production 3.61%

Chesapeake Energy Corp.	6.25%	1/15/2018	$1,600	$1,440,000
Chesapeake Energy Corp.	7.25%	12/15/2018	750	712,500
Cimarex Energy Co.	7.125%	5/1/2017	1,675	1,566,125
Concho Resources, Inc.	8.625%	10/1/2017	275	283,250
Continental Resources, Inc.†	8.25%	10/1/2019	350	361,375
Forest Oil Corp.	7.25%	6/15/2019	1,325	1,245,500
Forest Oil Corp.†	8.50%	2/15/2014	525	531,562
KCS Energy Services, Inc.	7.125%	4/1/2012	610	606,950
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,717,050
Newfield Exploration Co.	7.125%	5/15/2018	1,250	1,253,125
Questar Market Resources, Inc.	6.80%	3/1/2020	400	412,448
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	261,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,300	1,274,000
Range Resources Corp.	7.25%	5/1/2018	125	123,125
Range Resources Corp.	7.375%	7/15/2013	360	364,500
Range Resources Corp.	8.00%	5/15/2019	1,000	1,030,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	650	693,305
XTO Energy, Inc.	5.50%	6/15/2018	1,000	1,033,759

Total				14,910,324

Environmental 0.16%

Clean Harbors, Inc.†	7.625%	8/15/2016	650	668,688

Food & Drug Retailers 1.85%

Duane Reade, Inc.†	11.75%	8/1/2015	1,475	1,556,125
Ingles Markets, Inc.	8.875%	5/15/2017	1,275	1,313,250
Rite Aid Corp.	9.375%	12/15/2015	1,250	1,021,875
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	1,225	1,237,250
SUPERVALU, INC.	7.50%	11/15/2014	2,500	2,525,000

Total				7,653,500

Food: Wholesale 0.96%

Del Monte Corp.†	7.50%	10/15/2019	325	329,875
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,403,500
General Mills, Inc.	5.20%	3/17/2015	1,250	1,353,062
H.J. Heinz Co.	5.35%	7/15/2013	525	564,230
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	300	307,875

Total				3,958,542

Forestry/Paper 1.52%

Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	600	645,000
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,668,000
Graphic Packaging International Corp.†	9.50%	6/15/2017	100	106,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)

Graphic Packaging International Corp.	9.50%	8/15/2013	$1,245	$1,288,575
International Paper Co.	7.95%	6/15/2018	525	569,980
Jefferson Smurfit Corp.(c)	7.50%	6/1/2013	70	49,963
Jefferson Smurfit Corp.(c)	8.25%	10/1/2012	250	179,375
NewPage Corp.†	11.375%	12/31/2014	275	271,562
PE Paper Escrow GmbH (Austria)†(b)	12.00%	8/1/2014	250	270,495
Stone Container Corp.(c)	8.00%	3/15/2017	1,200	858,000
Weyerhaeuser Co.	7.375%	10/1/2019	375	374,733

Total				6,282,433

Gaming 3.15%

Ameristar Casinos, Inc.†	9.25%	6/1/2014	850	886,125
Boyd Gaming Corp.	7.125%	2/1/2016	1,250	1,106,250
Downstream Development Quapaw†	12.00%	10/15/2015	575	448,500
Harrah’s Operating Co., Inc.†	11.25%	6/1/2017	1,100	1,116,500
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.†	11.25%	6/1/2017	225	232,313
International Game Technology	7.50%	6/15/2019	375	416,284
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,850	1,655,750
Las Vegas Sands Corp.	6.375%	2/15/2015	1,100	990,000
MGM Mirage	6.75%	9/1/2012	600	505,500
Peninsula Gaming LLC†	8.375%	8/15/2015	250	251,250
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	901,875
Scientific Games Corp.	6.25%	12/15/2012	625	609,375
Scientific Games International, Inc.†	9.25%	6/15/2019	350	365,750
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	930,000
Shingle Springs Tribal Gaming Authority†	9.375%	6/15/2015	500	362,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,500	802,500
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,243,750
Turning Stone Casino Resort†	9.125%	9/15/2014	200	192,000

Total				13,016,222

Gas Distribution 4.21%

Colorado Interstate Gas Co.	6.80%	11/15/2015	829	926,031
El Paso Corp.	7.00%	6/15/2017	975	960,375
El Paso Corp.	7.25%	6/1/2018	250	247,147
El Paso Corp.	8.25%	2/15/2016	675	695,250
El Paso Natural Gas Co.	5.95%	4/15/2017	750	778,554
Ferrellgas Partners LP	6.75%	5/1/2014	1,100	1,051,875
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	358,501
Inergy Finance LP	8.25%	3/1/2016	1,000	1,010,000
Inergy Finance LP†	8.75%	3/1/2015	250	258,125
MarkWest Energy Partners LP	6.875%	11/1/2014	875	826,875
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,100,000
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,533,420
NiSource Finance Corp.	6.15%	3/1/2013	400	419,189
Northwest Pipeline GP	6.05%	6/15/2018	175	188,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)

Northwest Pipeline GP	7.00%	6/15/2016	$1,500	$1,708,794
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	460	512,715
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	1,000	1,167,191
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,097,678
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,000	1,083,783
Williams Partners LP	7.25%	2/1/2017	1,500	1,476,127

Total				17,400,288

Health Services 6.92%

Apria Healthcare Group, Inc.†	11.25%	11/1/2014	625	675,000
Bausch & Lomb, Inc.	9.875%	11/1/2015	1,600	1,684,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,250	1,221,875
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	1,000	1,040,000
Biomet, Inc.	10.00%	10/15/2017	1,000	1,070,000
Centene Corp.	7.25%	4/1/2014	1,350	1,323,000
Community Health Systems	8.875%	7/15/2015	3,000	3,082,500
DaVita, Inc.	7.25%	3/15/2015	1,200	1,194,000
Express Scripts, Inc.	6.25%	6/15/2014	500	550,035
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	725	772,125
HCA, Inc.†	7.875%	2/15/2020	500	503,125
HCA, Inc.†	8.50%	4/15/2019	1,275	1,338,750
HCA, Inc.	9.125%	11/15/2014	4,500	4,657,500
HCA, Inc.†	9.875%	2/15/2017	500	532,500
National Mentor Holdings, Inc.	11.25%	7/1/2014	225	215,437
Select Medical Corp.	7.625%	2/1/2015	1,900	1,788,375
Sun Healthcare Group, Inc.	9.125%	4/15/2015	2,000	2,000,000
Tenet Healthcare Corp.†	8.875%	7/1/2019	650	689,000
United Surgical Partners, Inc.	8.875%	5/1/2017	1,500	1,481,250
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	2,000	2,050,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	750	688,125

Total				28,556,597

Hotels 1.29%

FelCor Lodging LP	9.00%	6/1/2011	500	504,375
FelCor Lodging LP†	10.00%	10/1/2014	375	364,687
Gaylord Entertainment Co.	8.00%	11/15/2013	1,560	1,606,800
Host Hotels & Resorts LP	6.375%	3/15/2015	1,000	952,500
Host Hotels & Resorts LP	7.00%	8/15/2012	500	506,875
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	510,430
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	550	544,500
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	350	332,063

Total				5,322,230

Household & Leisure Products 0.97%

ACCO Brands Corp.†	10.625%	3/15/2015	125	131,250
Brunswick Corp.†	11.25%	11/1/2016	225	246,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household & Leisure Products (continued)

Mattel, Inc.	5.625%	3/15/2013	$1,000	$1,049,039
Newell Rubbermaid, Inc.	10.60%	4/15/2019	800	989,156
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,595,561

Total				4,011,381

Integrated Energy 0.97%

Marathon Oil Corp.	6.50%	2/15/2014	1,113	1,226,784
Marathon Oil Corp.	7.50%	2/15/2019	600	693,251
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	2,000	2,084,468

Total				4,004,503

Investments & Miscellaneous Financial Services 0.11%

Nuveen Investments, Inc.†	10.50%	11/15/2015	500	435,000

Leisure 0.38%

Speedway Motorsports, Inc.†	8.75%	6/1/2016	1,500	1,567,500

Life Insurance 0.37%

MetLife, Inc.	5.00%	6/15/2015	975	1,019,451
UnitedHealth Group, Inc.	4.875%	4/1/2013	500	519,935

Total				1,539,386

Machinery 1.39%

Baldor Electric Co.	8.625%	2/15/2017	3,025	3,085,500
Gardner Denver, Inc.	8.00%	5/1/2013	1,075	1,037,375
Roper Industries, Inc.	6.25%	9/1/2019	550	571,988
Roper Industries, Inc.	6.625%	8/15/2013	950	1,024,115

Total				5,718,978

Media: Broadcast 1.06%

Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,134,000
CBS Corp.	8.875%	5/15/2019	1,300	1,436,175
Discovery Communications LLC	5.625%	8/15/2019	550	565,472
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	275	176,000
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	201,932
Lin TV Corp.	6.50%	5/15/2013	500	455,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	392,275

Total				4,360,854

Media: Cable 2.04%

CCH I LLC(c)	11.75%	5/15/2014	1,300	19,500
CCH I LLC/CCH I Capital Corp.(c)	11.00%	10/1/2015	2,000	380,000
CCH II LLC/CCH II Capital Corp.(c)	10.25%	9/15/2010	500	565,000
CSC Holdings, Inc.†	8.625%	2/15/2019	1,700	1,806,250
DirecTV Holdings LLC	6.375%	6/15/2015	1,550	1,577,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable (continued)

DISH DBS Corp.	7.125%	2/1/2016	$1,075	$1,072,313
Mediacom Broadband LLC	8.50%	10/15/2015	625	634,375
Mediacom Communications Corp.†	9.125%	8/15/2019	1,475	1,522,937
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	800	846,000

Total				8,423,500

Media: Services 1.41%

Affinion Group, Inc.†	10.125%	10/15/2013	300	309,750
Affinion Group, Inc.	11.50%	10/15/2015	865	893,113
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,610	1,531,512
Interpublic Group of Cos., Inc. (The)†	10.00%	7/15/2017	575	623,875
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	125	131,875
WMG Acquisition Corp.†	9.50%	6/15/2016	2,200	2,332,000

Total				5,822,125

Metals/Mining Excluding Steel 2.23%

Aleris International, Inc.(c)	10.00%	12/15/2016	850	935
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	300	349,828
Arch Coal, Inc.†	8.75%	8/1/2016	700	724,500
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	300	351,848
Foundation PA Coal Co.	7.25%	8/1/2014	750	749,062
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	2,025	2,157,097
Noranda Aluminum Acquisition Corp. PIK	5.413%#	5/15/2015	1,114	791,280
Peabody Energy Corp.	5.875%	4/15/2016	1,000	957,500
Peabody Energy Corp.	7.375%	11/1/2016	225	228,375
Teck Resources Ltd. (Canada)(b)	9.75%	5/15/2014	525	580,125
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	2,000	2,335,000

Total				9,225,550

Mortgage Banks & Thrifts 0.00%

Washington Mutual Bank(c)	6.875%	6/15/2011	1,250	4,688

Multi-Line Insurance 0.78%

American International Group, Inc.	8.25%	8/15/2018	750	638,316
AXA SA (France)†(b)	6.379%	12/29/2049	550	445,500
HUB International Holdings, Inc.†	9.00%	12/15/2014	475	460,750
USI Holdings Corp.†	4.315%#	11/15/2014	1,125	940,781
Willis North America, Inc.	7.00%	9/29/2019	600	618,035
ZFS Finance (USA) Trust V†	6.50%	5/9/2037	145	120,350

Total				3,223,732

Non-Food & Drug Retailers 1.88%

Brookstone Co., Inc.	12.00%	10/15/2012	675	307,125
J.C. Penney Corp., Inc.	6.875%	10/15/2015	150	149,250
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	277,500
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	260,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)

Limited Brands, Inc.	5.25%	11/1/2014	$175	$162,529
Limited Brands, Inc.	6.90%	7/15/2017	825	779,077
Limited Brands, Inc.†	8.50%	6/15/2019	600	628,717
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	1,700	1,566,026
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	645	511,384
Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	850	890,970
Nordstrom, Inc.	6.25%	1/15/2018	800	830,500
QVC, Inc.†	7.50%	10/1/2019	175	176,094
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	1,150	1,242,000

Total				7,781,172

Oil Field Equipment & Services 2.16%

Bristow Group, Inc.	6.125%	6/15/2013	1,500	1,441,875
Cameron International Corp.	6.375%	7/15/2018	475	504,091
CGG Veritas (France)(b)	7.75%	5/15/2017	575	573,563
Complete Production Services, Inc.	8.00%	12/15/2016	1,200	1,098,000
Dresser-Rand Group, Inc.	7.375%	11/1/2014	854	841,190
Hornbeck Offshore Services, Inc.†	8.00%	9/1/2017	975	965,250
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	450	419,625
Key Energy Services, Inc.	8.375%	12/1/2014	375	358,125
National Oilwell Varco, Inc.	6.125%	8/15/2015	1,000	1,019,468
Pride International, Inc.	7.375%	7/15/2014	680	700,400
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,006,246

Total				8,927,833

Oil Refining & Marketing 0.51%

Tesoro Corp.	6.25%	11/1/2012	875	861,875
Tesoro Corp.	9.75%	6/1/2019	1,200	1,254,000

Total				2,115,875

Packaging 2.17%

Ball Corp.	6.625%	3/15/2018	1,300	1,257,750
Ball Corp.	7.375%	9/1/2019	800	816,000
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	1,000	1,015,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,720	1,526,500
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	1,250	1,275,000
Sealed Air Corp.†	7.875%	6/15/2017	1,000	1,056,014
Solo Cup Co.	8.50%	2/15/2014	800	768,000
Solo Cup Co.†	10.50%	11/1/2013	500	532,500
Vitro SA de CV (Mexico)(b)(c)	9.125%	2/1/2017	1,500	723,750

Total				8,970,514

Pharmaceuticals 0.77%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	575	623,875
Novartis Securities Investment Ltd.	5.125%	2/10/2019	725	773,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)

Warner Chilcott Corp.	8.75%	2/1/2015	$1,410	$1,452,300
Watson Pharmaceuticals, Inc.	5.00%	8/15/2014	300	307,856

Total				3,157,275

Printing & Publishing 0.14%

Deluxe Corp.	7.375%	6/1/2015	600	578,250

Property & Casualty 0.33%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,375,125

Real Estate Investment Trusts 0.11%

ProLogis	5.625%	11/15/2016	500	449,271

Restaurants 0.85%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	1,015,000
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,439,498
Wendy’s/Arby’s Restaurants LLC†	10.00%	7/15/2016	1,000	1,067,500

Total				3,521,998

Software/Services 2.31%

Ceridian Corp.	11.25%	11/15/2015	1,000	901,250
First Data Corp.	9.875%	9/24/2015	2,000	1,857,500
Open Solutions, Inc.†	9.75%	2/1/2015	600	417,750
SERENA Software, Inc.	10.375%	3/15/2016	500	475,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,875	1,903,125
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,825	1,870,625
Syniverse Technologies, Inc.	7.75%	8/15/2013	1,450	1,350,312
Vangent, Inc.	9.625%	2/15/2015	800	749,000

Total				9,524,562

Steel Producers/Products 0.57%

Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	1,075	908,375
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	519,422
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	907,214

Total				2,335,011

Support: Services 2.00%

ARAMARK Corp.	3.983%#	2/1/2015	1,000	872,500
Ashtead Capital, Inc.†	9.00%	8/15/2016	475	458,375
Corrections Corp. of America	7.75%	6/1/2017	1,400	1,452,500
Expedia, Inc.†	8.50%	7/1/2016	700	742,000
FTI Consulting, Inc.	7.75%	10/1/2016	750	750,000
Hertz Corp. (The)	8.875%	1/1/2014	1,275	1,294,125
Iron Mountain, Inc.	7.75%	1/15/2015	800	810,000
Rental Service Corp.	9.50%	12/1/2014	500	485,000
Rental Service Corp.†	10.00%	7/15/2017	350	378,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

Travelport LLC	9.875%	9/1/2014	$220	$213,950
United Rentals (North America), Inc.†	10.875%	6/15/2016	750	806,250

Total				8,262,700

Telecommunications: Integrated/Services 3.17%

CenturyTel, Inc.	6.15%	9/15/2019	875	879,222
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,525,000
GeoEye, Inc.†	9.625%	10/1/2015	1,000	1,017,500
Global Crossing Ltd.†	12.00%	9/15/2015	250	263,750
Hughes Network Systems LLC	9.50%	4/15/2014	900	909,000
Hughes Network Systems LLC	9.50%	4/15/2014	600	606,000
MasTec, Inc.	7.625%	2/1/2017	750	708,750
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	2,000	2,080,000
Qwest Communications International, Inc.	7.25%	2/15/2011	1,500	1,528,125
Qwest Communications International, Inc.†	8.00%	10/1/2015	450	451,687
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	200	240,000
Windstream Corp.	7.00%	3/15/2019	2,000	1,880,000

Total				13,089,034

Telecommunications: Wireless 3.64%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,975	2,054,000
Centennial Communications Corp.	10.00%	1/1/2013	1,000	1,046,250
DigitalGlobe, Inc.†	10.50%	5/1/2014	2,600	2,769,000
IPCS, Inc. PIK	3.733%#	5/1/2014	507	390,054
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000	2,055,000
NII Capital Corp.†	10.00%	8/15/2016	750	783,750
SBA Telecommunications, Inc.†	8.25%	8/15/2019	500	517,500
Sprint Capital Corp.	6.90%	5/1/2019	2,650	2,385,000
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,725,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,150	1,302,375

Total				15,027,929

Theaters & Entertainment 0.26%

AMC Entertainment, Inc.	8.00%	3/1/2014	350	339,500
Cinemark USA, Inc.†	8.625%	6/15/2019	575	597,281
Regal Cinemas Corp.†	8.625%	7/15/2019	125	130,000

Total				1,066,781

Transportation Excluding Air/Rail 0.14%

Commercial Barge Line Co.†	12.50%	7/15/2017	550	574,750

Total High Yield Corporate Bonds (cost $330,847,833)				332,716,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2009

Investments	Interest Rate	Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae (cost $514,837)	Zero Coupon	21	$33,005

Total Long-Term Investments (cost $395,877,852)			400,555,854

		Principal Amount (000)
SHORT-TERM INVESTMENT 1.54%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $6,495,000 of U.S. Treasury Bill at 0.18% due 11/5/2009; value: $6,495,000; proceeds: $6,365,058 (cost $6,365,056)		$6,365	6,365,056

Total Investments in Securities 98.55% (cost $402,242,908)			406,920,910

Other Assets in Excess of Liabilities 1.45%			5,969,469

Net Assets 100.00%			$412,890,379

PIK	Payment-in-kind.

**	Restricted security. The Fund acquired 45,473 shares in a private placement on June 11, 2009 for a cost of $852,619. The fair value per share on September 30, 2009 is $18.75.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at September 30, 2009.
(a)	On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH & INCOME PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.99%

Advertising Agencies 0.44%

Omnicom Group, Inc.	131,500	$4,858

Aerospace 0.32%

Raytheon Co.	73,800	3,540

Air Transportation 2.78%

Delta Air Lines, Inc.*	3,158,247	28,298
FedEx Corp.	32,100	2,415

Total		30,713

Asset Management & Custodian 4.25%

BlackRock, Inc.	12,800	2,775
Franklin Resources, Inc.	180,000	18,108
Legg Mason, Inc.	167,100	5,185
State Street Corp.	179,500	9,442
T. Rowe Price Group, Inc.	249,600	11,407

Total		46,917

Automobiles 1.05%

Ford Motor Co.*	1,609,200	11,602

Banks: Diversified 12.02%

Bank of America Corp.	1,258,493	21,294
BB&T Corp.	303,217	8,260
Comerica, Inc.	72,900	2,163
KeyCorp	457,800	2,976
M&T Bank Corp.	147,100	9,167
PNC Financial Services Group, Inc. (The)	369,146	17,937
Regions Financial Corp.	501,000	3,111
SunTrust Banks, Inc.	684,600	15,438
Wells Fargo & Co.	1,587,801	44,744
Zions Bancorp	429,630	7,720

Total		132,810

Beverage: Soft Drinks 1.52%

Coca-Cola Enterprises, Inc.	784,971	16,806

Biotechnology 2.03%

Amgen, Inc.*	371,896	22,399

Building Materials 0.36%

Masco Corp.	305,600	3,948

Cable Television Services 0.86%

Comcast Corp. Class A	329,202	5,560
Time Warner Cable, Inc.	91,351	3,936

Total		9,496

Chemical: Diversified 1.57%

Dow Chemical Co. (The)	510,800	13,317

Praxair, Inc.	49,802	4,068

Total		17,385

Coal 0.17%

Arch Coal, Inc.	87,300	1,932

Communications Technology 0.51%

Cisco Systems, Inc.*	237,600	5,593

Computer Services, Software & Systems 1.64%

Adobe Systems, Inc.*	189,600	6,264
Oracle Corp.	568,540	11,848

Total		18,112

Computer Technology 1.08%

EMC Corp.*	137,200	2,338
Hewlett-Packard Co.	202,885	9,578

Total		11,916

Diversified Financial Services 12.45%

Bank of New York Mellon Corp. (The)	946,548	27,440
Capital One Financial Corp.	30,400	1,086
Citigroup, Inc.	313,900	1,519
Goldman Sachs Group, Inc. (The)	192,472	35,482
JPMorgan Chase & Co.	1,219,838	53,453
Morgan Stanley	602,800	18,615

Total		137,595

Diversified Manufacturing Operations 1.97%

Eaton Corp.	305,572	17,292
Honeywell International, Inc.	119,500	4,439

Total		21,731

Diversified Media 0.41%

Time Warner, Inc.	159,366	4,587

Diversified Retail 8.14%

Best Buy Co., Inc.	119,316	4,477
Home Depot, Inc. (The)	584,300	15,566
HSN, Inc.*	501,609	8,166
IAC/InterActiveCorp.*	335,822	6,780
J.C. Penney Co., Inc.	241,000	8,134
Kohl’s Corp.*	284,400	16,225
Lowe’s Cos., Inc.	44,500	932
Target Corp.	577,200	26,944
Wal-Mart Stores, Inc.	56,392	2,768

Total		89,992

Drug & Grocery Store Chains 1.25%

Kroger Co. (The)	670,653	13,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH & INCOME PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Entertainment 0.31%

Viacom, Inc. Class B*	123,300	$3,457

Financial Data & Systems 0.41%

Moody’s Corp.	222,700	4,556

Foods 1.61%

Kellogg Co.	20,700	1,019
Kraft Foods, Inc. Class A	638,097	16,763

Total		17,782

Gas Pipeline 0.34%

El Paso Corp.	367,570	3,793

Gold 0.60%

Barrick Gold Corp. (Canada)(a)	174,000	6,595

Healthcare Management Services 0.98%

UnitedHealth Group, Inc.	325,400	8,148
WellPoint, Inc.*	56,000	2,652

Total		10,800

Homebuilding 0.76%

Pulte Homes, Inc.	764,400	8,401

Hotel/Motel 1.72%

Marriott International, Inc. Class A	393,533	10,858
Starwood Hotels & Resorts Worldwide, Inc.	246,400	8,139

Total		18,997

Insurance: Life 0.19%

Principal Financial Group, Inc.	76,800	2,104

Insurance: Multi-Line 2.13%

Aon Corp.	313,895	12,772
MetLife, Inc.	284,146	10,817

Total		23,589

Leisure Time 1.35%

Carnival Corp. Unit	446,650	14,865

Machinery: Agricultural 0.05%

Deere & Co.	11,800	506

Machinery: Construction & Handling 0.95%

Caterpillar, Inc.	204,900	10,518

Machinery: Industrial 0.13%

Joy Global, Inc.	28,700	1,405

Medical & Dental Instruments & Supplies 3.09%

Boston Scientific Corp.*	2,239,714	23,719
Covidien plc (Ireland)(a)	241,671	10,455

Total		34,174

Oil: Crude Producers 2.73%

Devon Energy Corp.	84,100	5,663
EOG Resources, Inc.	83,564	6,978
Occidental Petroleum Corp.	148,278	11,625
XTO Energy, Inc.	143,275	5,920

Total		30,186

Oil: Integrated 5.71%

Chevron Corp.	276,500	19,474
ConocoPhillips	112,800	5,094
Exxon Mobil Corp.	241,655	16,580
Hess Corp.	204,400	10,927
Marathon Oil Corp.	166,600	5,315
Petroleo Brasileiro SA ADR	62,200	2,855
Suncor Energy, Inc. (Canada)(a)	82,500	2,851

Total		63,096

Oil Well Equipment & Services 4.01%

Halliburton Co.	607,400	16,473
Schlumberger Ltd.	448,092	26,706
Smith International, Inc.	40,500	1,162

Total		44,341

Personal Care 0.25%

Colgate-Palmolive Co.	35,800	2,731

Pharmaceuticals 4.46%

Abbott Laboratories	248,964	12,316
Johnson & Johnson	186,100	11,332
Merck & Co., Inc.	230,000	7,275
Teva Pharmaceutical Industries Ltd. ADR	363,167	18,362

Total		49,285

Railroads 0.74%

Canadian National Railway Co. (Canada)(a)	167,100	8,186

Real Estate Investment Trusts 0.12%

Annaly Capital Management, Inc.	74,600	1,353

Rental & Leasing Services: Consumer 2.03%

Hertz Global Holdings, Inc.*	2,068,547	22,402

Restaurants 0.09%

Starbucks Corp.*	48,900	1,010

Scientific Instruments: Electrical 0.49%

Emerson Electric Co.	134,400	5,387

Securities Brokerage & Services 0.49%

TD Ameritrade Holding Corp.*	277,400	5,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH & INCOME PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Semiconductors & Components 0.87%

Intel Corp.	493,900	$9,666

Textiles Apparel & Shoes 0.94%

J. Crew Group, Inc.*	272,229	9,751
NIKE, Inc. Class B	9,300	602

Total		10,353

Tobacco 0.10%

Philip Morris International, Inc.	23,200	1,131

Utilities: Electrical 0.98%

PG&E Corp.	151,500	6,134
Southern Co.	149,100	4,722

Total		10,856

Utilities: Telecommunications 2.54%

AT&T, Inc.	628,447	16,974
Verizon Communications, Inc.	365,700	11,070

Total		28,044

Total Common Stocks (cost $924,837,771)		1,060,786

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.63%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $40,940,000 of U.S. Treasury Bill at 0.10% due 12/24/2009; value: $40,927,718; proceeds: $40,122,211 (cost $40,122,200)	$40,122	40,122

Total Investments in Securities 99.62% (cost $964,959,971)		1,100,908

Other Assets in Excess of Liabilities 0.38%		4,168

Net Assets 100.00%		$1,105,076

ADR American Depositary Receipt.

Unit  More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.17%

Advertising Agencies 0.71%

Lamar Advertising Co. Class A*	26,091	$716

Aerospace 0.80%

Rockwell Collins, Inc.	15,920	809

Asset Management & Custodian 3.98%

Affiliated Managers Group, Inc.*	10,647	692
BlackRock, Inc.	4,466	968
State Street Corp.	17,559	924
T. Rowe Price Group, Inc.	31,299	1,430

Total		4,014

Auto Services 0.77%

Goodyear Tire & Rubber Co. (The)*	45,576	776

Banks: Diversified 2.21%

City National Corp.	15,134	589
Fifth Third Bancorp	44,644	452
KeyCorp	101,687	661
SunTrust Banks, Inc.	23,217	524

Total		2,226

Beverage: Soft Drinks 0.40%

Coca-Cola Enterprises, Inc.	19,021	407

Biotechnology 2.05%

Alexion Pharmaceuticals, Inc.*	15,422	687
Life Technologies Corp.*	11,226	523
Myriad Genetics, Inc.*	6,905	189
Onyx Pharmaceuticals, Inc.*	22,462	673

Total		2,072

Casinos & Gambling 2.19%

International Game Technology	51,409	1,104
MGM Mirage*	59,534	717
WMS Industries, Inc.*	8,640	385

Total		2,206

Chemical: Diversified 1.19%

Airgas, Inc.	9,614	465
Celanese Corp. Series A	29,415	735

Total		1,200

Coal 1.49%

CONSOL Energy, Inc.	25,712	1,160
Walter Energy, Inc.	5,749	345

Total		1,505

Commercial Services 1.04%

Iron Mountain, Inc.*	13,159	351
Robert Half International, Inc.	27,807	696

Total		1,047

Communications Technology 0.72%

Juniper Networks, Inc.*	26,703	722

Computer Services, Software & Systems 7.12%

3PAR, Inc.*	30,269	334
ANSYS, Inc.*	22,520	844
BMC Software, Inc.*	5,374	202
Citrix Systems, Inc.*	26,071	1,023
Cognizant Technology Solutions Corp. Class A*	39,796	1,538
Equinix, Inc.*	11,190	1,029
F5 Networks, Inc.*	8,199	325
Intuit, Inc.*	24,884	709
McAfee, Inc.*	12,044	527
VMware, Inc. Class A*	16,133	648

Total		7,179

Computer Technology 3.66%

NetApp, Inc.*	54,789	1,462
NVIDIA Corp.*	67,548	1,015
Palm, Inc.*	27,282	476
Western Digital Corp.*	20,124	735

Total		3,688

Cosmetics 1.60%

Avon Products, Inc.	33,160	1,126
Estee Lauder Cos., Inc. (The) Class A	13,112	486

Total		1,612

Diversified Financial Services 1.49%

Capital One Financial Corp.	17,563	628
Lazard Ltd. Class A	21,180	875

Total		1,503

Diversified Manufacturing Operations 0.54%

ITT Corp.	10,364	540

Diversified Retail 11.58%

Abercrombie & Fitch Co. Class A	21,330	701
American Eagle Outfitters, Inc.	43,375	731
Bed Bath & Beyond, Inc.*	23,916	898
CarMax, Inc.*	48,514	1,014
Dick’s Sporting Goods, Inc.*	33,081	741
Dress Barn, Inc. (The)*	30,010	538
GameStop Corp. Class A*	29,275	775
Kohl’s Corp.*	9,329	532
Limited Brands, Inc.	62,106	1,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Diversified Retail (continued)

Nordstrom, Inc.	39,127	$1,195
O’Reilly Automotive, Inc.*	17,005	615
Ross Stores, Inc.	18,925	904
TJX Companies, Inc. (The)	35,592	1,322
Urban Outfitters, Inc.*	21,598	652

Total		11,673

Education Services 1.49%

Apollo Group, Inc. Class A*	12,453	917
DeVry, Inc.	10,620	587

Total		1,504

Electronic Components 0.97%

Amphenol Corp. Class A	26,069	982

Electronic Entertainment 0.47%

Electronic Arts, Inc.*	24,697	470

Engineering & Contracting Services 2.39%

Fluor Corp.	15,685	798
Jacobs Engineering Group, Inc.*	7,060	324
Nalco Holding Co.	42,688	875
URS Corp.*	9,484	414

Total		2,411

Fertilizers 0.75%

CF Industries Holdings, Inc.	2,108	182
Intrepid Potash, Inc.*	24,248	572

Total		754

Financial Data & Systems 1.48%

Fiserv, Inc.*	19,911	960
Moody’s Corp.	25,825	528

Total		1,488

Foods 0.70%

Dean Foods Co.*	39,840	709

Healthcare Facilities 1.07%

DaVita, Inc.*	19,100	1,082

Healthcare Management Services 0.88%

Humana, Inc.*	23,680	883

Healthcare Services 1.61%

Cerner Corp.*	4,918	368
Express Scripts, Inc.*	5,755	446
McKesson Corp.	13,530	806

Total		1,620

Homebuilding 0.42%

NVR, Inc.*	672	428

Hotel/Motel 2.09%

Marriott International, Inc. Class A	36,160	998
Starwood Hotels & Resorts Worldwide, Inc.	33,546	1,108

Total		2,106

Insurance: Life 1.12%

Principal Financial Group, Inc.	41,285	1,131

Luxury Items 0.42%

Tiffany & Co.	11,069	426

Machinery: Industrial 0.56%

Kennametal, Inc.	22,776	561

Medical & Dental Instruments & Supplies 2.08%

C.R. Bard, Inc.	4,456	350
Edwards Lifesciences Corp.*	6,396	447
Kinetic Concepts, Inc.*	14,521	537
ResMed, Inc.*	16,950	766

Total		2,100

Medical Equipment 0.69%

Thermo Fisher Scientific, Inc.*	15,860	693

Medical Services 1.17%

Covance, Inc.*	11,223	608
Quest Diagnostics, Inc.	10,891	568

Total		1,176

Metal Fabricating 1.18%

Precision Castparts Corp.	11,661	1,188

Metals & Minerals: Diversified 0.18%

Cliffs Natural Resources, Inc.	5,621	182

Miscellaneous: Consumer Staples 0.52%

Energizer Holdings, Inc.*	7,888	523

Offshore Drilling & Other Services 1.68%

Atwood Oceanics, Inc.*	19,114	674
Diamond Offshore Drilling, Inc.	10,667	1,019

Total		1,693

Oil: Crude Producers 2.88%

Cabot Oil & Gas Corp.	12,614	451
Continental Resources, Inc.*	12,709	498
Petrohawk Energy Corp.*	21,647	524
Range Resources Corp.	16,045	792
Southwestern Energy Co.*	14,994	640

Total		2,905

Oil Well Equipment & Services 2.36%

Cameron International Corp.*	27,020	1,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Oil Well Equipment & Services (continued)

Oceaneering International, Inc.*	15,097	$857
Smith International, Inc.	17,506	502

Total		2,381

Pharmaceuticals 2.87%

AmerisourceBergen Corp.	43,178	966
Vertex Pharmaceuticals, Inc.*	18,117	687
Warner Chilcott plc Class A (Ireland)*(a)	33,632	727
Watson Pharmaceuticals, Inc.*	13,961	512

Total		2,892

Producer Durables: Miscellaneous 0.60%

W.W. Grainger, Inc.	6,766	605

Production Technology Equipment 1.39%

Lam Research Corp.*	23,754	811
Varian Semiconductor Equipment Associates, Inc.*	18,152	596

Total		1,407

Railroads 0.95%

Kansas City Southern*	36,272	961

Real Estate 0.51%

CB Richard Ellis Group, Inc. Class A*	44,180	519

Real Estate Investment Trusts 0.83%

Simon Property Group, Inc.	12,109	841

Scientific Instruments: Control & Filter 0.99%

Parker Hannifin Corp.	10,089	523
Roper Industries, Inc.	9,391	479

Total		1,002

Scientific Instruments: Electrical 0.27%

AMETEK, Inc.	7,761	271

Scientific Instruments: Gauges & Meters 1.05%

Agilent Technologies, Inc.*	19,855	553
Itron, Inc.*	7,888	506

Total		1,059

Securities Brokerage & Services 1.48%

IntercontinentalExchange, Inc.*	8,569	833
TD Ameritrade Holding Corp.*	33,465	657

Total		1,490

Semiconductors & Components 8.13%

Altera Corp.	28,265	580
Analog Devices, Inc.	21,310	588
Atheros Communications, Inc.*	25,900	687
Avnet, Inc.*	22,237	577
Broadcom Corp. Class A*	16,877	518
Cree, Inc.*	19,686	723
Cypress Semiconductor Corp.*	45,166	467
Intersil Corp. Class A	36,481	559
Linear Technology Corp.	24,823	686
Marvell Technology Group Ltd.*	43,698	707
Microchip Technology, Inc.	14,870	394
ON Semiconductor Corp.*	110,091	908
Silicon Laboratories, Inc.*	17,346	804

Total		8,198

Steel 0.44%

United States Steel Corp.	9,970	442

Textiles Apparel & Shoes 1.98%

Carter’s, Inc.*	21,820	583
Coach, Inc.	30,887	1,017
Polo Ralph Lauren Corp.	5,210	399

Total		1,999

Tobacco 0.62%

Lorillard, Inc.	8,386	623

Transportation: Miscellaneous 0.95%

Expeditors International of Washington, Inc.	27,289	959

Truckers 1.92%

Arkansas Best Corp.	12,039	360
C.H. Robinson Worldwide, Inc.	5,204	301
Con-way, Inc.	19,299	740
J.B. Hunt Transport Services, Inc.	16,560	532

Total		1,933

Utilities: Electrical 0.41%

PPL Corp.	13,517	410

Utilities: Miscellaneous 0.45%

Ormat Technologies, Inc.	11,113	454

Wholesale & International Trade 0.63%

LKQ Corp.*	34,142	633

Total Common Stocks (cost $83,541,024)		99,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.35%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $1,390,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $1,389,861; proceeds: $1,360,994 (cost $1,360,994)	$1,361	$1,361

Total Investments in Securities 100.52% (cost $84,902,018)		101,350

Liabilities in Excess of Other Assets (0.52%)		(524)

Net Assets 100.00%		$100,826

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.52%

COMMON STOCKS 92.63%

Australia 2.64%

Mining & Metals 0.47%

Lihir Gold Ltd.*	80,826	$200

Oil & Gas 1.22%

Centennial Coal Co., Ltd.	114,735	326
Felix Resources Ltd.	13,027	197

		523

Utilities & Infrastructure 0.95%

DUET Group	270,154	404

Total Australia		1,127

Brazil 3.20%

Consumer Building 0.49%

Gafisa SA	14,000	211

Consumer Durables 1.95%

Agra Empreendimentos Imobiliarios SA	204,706	593
Brookfield Incorporacoes SA	54,800	239

		832

Consumer Non-Durables 0.66%

Souza Cruz SA	8,000	281

Retail 0.10%
Restoque Comercio e Confeccoes de Roupas SA	17,995	41

Total Brazil		1,365

Canada 1.37%

Mining & Metals
Equinox Minerals Ltd.*	180,700	584

China 3.50%

Diversified Financials 0.71%

CNinsure, Inc. ADR	13,100	301

Diversified Industrial Goods & Services 0.48%

China Zhongwang Holdings Ltd.*	210,400	207

Electrical Equipment 0.73%

Zhuzhou CSR Times Electric Co., Ltd. Class H	179,000	311

Food & Drink 0.49%

Zhongpin, Inc.*	14,299	210

Internet Companies 1.09%

Sohu.com, Inc.*	6,743	464

Total China		1,493

Denmark 0.63%

Food & Drink

Carlsberg A/S Class B	3,700	268

Egypt 1.58%

Autos & Auto Parts 0.45%

Ghabbour Auto*	39,232	193

Diversified Financials 1.13%

EFG-Hermes Holding SAE	87,952	480

Total Egypt		673

France 3.45%

Autos & Auto Parts 1.10%

Renault SA	10,066	469

Computer Hardware 1.25%

Gemalto NV*	11,392	531

Media 1.10%

Ipsos SA	7,874	244
Publicis Groupe	5,624	226

		470

Total France		1,470

Germany 9.01%

Chemicals 1.29%

Symrise GmbH & Co. AG	28,813	549

Diversified Industrial Goods & Services 2.93%

Hamburger Hafen und Logistik AG	4,850	218
Kloeckner & Co. SE*	15,920	365
Rheinmetall AG	11,224	665

		1,248

Electrical Equipment 0.76%

Tognum AG	18,820	322

Engineering & Capital Goods 1.17%

MAN SE	6,051	499

Healthcare Facilities 1.31%

Gerresheimer AG	17,807	560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2009

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Media 0.50%

Sky Deutschland AG*	39,751	$211

Retail 1.05%

Adidas AG	8,443	447

Total Germany		3,836

Greece 3.65%

Banks & Financial Services 0.49%

Hellenic Exchanges SA	16,572	210

Non-Property Financials 1.91%

Alpha Bank AE*	19,988	369
Piraeus Bank SA*	24,042	446

		815

Retail 1.25%

Jumbo SA	40,297	531

Total Greece		1,556

Hong Kong 2.92%

Communications Equipment 0.65%

VTech Holdings Ltd.	32,000	276

Leisure & Recreation 1.50%

REXLot Holdings Ltd.*	7,175,000	639

Retail 0.77%

Daphne International Holdings Ltd.	456,000	330

Total Hong Kong		1,245

Indonesia 2.03%

Oil & Gas 0.63%

PT Bumi Resources Tbk	797,000	266

Property (Excluding Services) 1.40%

PT Bakrieland Development Tbk*	11,261,000	431
PT Ciputra Development Tbk*	2,163,151	166

		597

Total Indonesia		863

Ireland 1.98%

Food & Drink 0.82%

C&C Group plc	82,578	349

Healthcare Products & Supplies 0.51%

United Drug plc	64,376	218

Non-Property Financials 0.65%

Irish Life & Permanent plc	33,431	275

Total Ireland		842

Italy 7.30%

Aerospace & Defense 1.02%

Finmeccanica SpA	24,540	434

Diversified Financials 1.51%

Azimut Holding SpA	51,058	645

Food & Drink 1.38%

Davide Campari-Milano SpA	65,512	588

Surface Transportation 1.13%

Ansaldo STS SpA	23,402	479

Utilities & Infrastructure 2.26%

Hera SpA	203,233	495
Terna-Rete Elettrica Nationale SpA	120,150	468

		963

Total Italy		3,109

Japan 16.85%

Chemicals 2.47%

JSR Corp.	22,500	461
Sumitomo Chemical Co., Ltd.	48,000	200
ZEON Corp.	85,000	389

		1,050

Diversified Consumer Cyclicals 1.11%

Benesse Corp.	9,700	475

Diversified Financials 0.24%

Nippon Residential Investment Corp. REIT	40	103

Electronics 0.77%

IBIDEN Co., Ltd.	8,800	327

General Manufacturing & Services 0.99%

FP Corp.	8,100	420

Healthcare Products & Supplies 3.70%

Hogy Medical Co., Ltd.	8,100	454

Mediceo Paltac Holdings Co., Ltd.	29,800	419
Rohto Pharmaceutical Co., Ltd.	17,000	232
Shionogi & Co., Ltd.	20,000	473

		1,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Leisure & Recreation 0.48%

Pacific Golf Group International Holdings KK	293	$205

Non-Property Financials 0.92%

Kabu.com Securities Co., Ltd.	326	394

Property (Excluding Services) 0.54%

Japan Prime Realty Investment Corp. REIT	94	228

Property Services 0.45%

Nippon Commercial Investment Corp. REIT	103	192

Retail 4.72%

Isetan Mitsukoshi Holdings Ltd.	44,892	516
K’s Holdings Corp.	13,700	459
Nitori Co., Ltd.	7,700	656
Yamada Denki Co., Ltd.	5,620	381

		2,012

Telecommunications Services 0.46%

Okinawa Cellular Telephone Co.	97	194

Total Japan		7,178

Kazakhstan 1.06%

Oil & Gas

KazMunaiGas Exploration Production GDR	20,100	450

Mexico 2.29%

Consumer Durables 1.02%

Desarrolladora Homex SA de CV ADR*	11,500	434

Engineering & Construction 1.27%

Empresas ICA SAB de CV*	230,545	543

Total Mexico		977

Netherlands 2.63%

Electrical Equipment 0.99%

Draka Holding NV*	22,670	422

Electronics 1.10%

ASML Holding NV	16,033	472

General Manufacturing & Services 0.54%

Randstad Holding NV*	5,298	229

Total Netherlands		1,123

Norway 0.57%

Chemicals

Yara International ASA	7,690	242

Philippines 1.56%

Property Services

Megaworld Corp.	21,037,000	666

Spain 3.88%

Food & Drink 1.87%

Ebro Puleva SA	25,438	484
Viscofan SA	12,961	315

		799

General Manufacturing & Services 1.27%

Prosegur Compania de Seguridad SA Registered Shares	13,584	540

Utilities & Infrastructure 0.74%

Red Electrica Corporacion SA	6,144	314

Total Spain		1,653

Sweden 0.59%

Non-Property Financials

Swedbank AB Class A*	26,399	252

Switzerland 2.02%

Diversified Financials 0.63%

EFG International AG	14,897	268

Healthcare Products & Supplies 0.86%

Lonza Group AG Registered Shares	3,346	365

Leisure & Recreation 0.53%

Orascom Development Holding AG*	2,550	228

Total Switzerland		861

Taiwan 0.51%

Diversified Financials

iShares MSCI Taiwan Index Fund ETF	17,754	218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2009

Investments	Shares	U.S. $ Value (000)
Thailand 2.88%

Banks & Financial Services 1.45%

Bangkok Bank Public Co., Ltd.	167,333	$616

Diversified Financials 1.43%

Tisco Financial Group Public Co., Ltd.	278,400	191
Tisco Financial Group Public Co., Ltd.	610,600	419

		610

Total Thailand		1,226

Turkey 0.73%

Diversified Financials

Turkiye Is Bankasi AS Class C	79,381	310

United Kingdom 13.80%

Aerospace & Defense 1.29%

Cobham plc	156,887	549

Air Transportation 1.31%

easyJet plc*	91,909	557

Computer Software 0.30%

Micro Focus International plc	22,488	128

Consumer Building 0.73%

Bellway plc	15,763	209
Persimmon plc*	14,128	103

		312

Electrical Equipment 0.40%

Ceres Power Holdings plc*	51,000	169

Engineering & Construction 1.40%

Babcock International Group plc	65,936	599

Food & Drink 0.86%

Britvic plc	64,794	365

General Manufacturing & Services 0.96%

Intertek Group plc	20,116	408

Healthcare Facilities 0.47%

Southern Cross Healthcare Ltd.*	93,645	199

Leisure & Recreation 1.45%

PartyGaming plc*	88,304	382
Sportingbet plc*	213,402	238

		620

Non-Property Financials 1.56%

Schroders plc	38,134	666

Oil & Gas 2.15%

Dana Petroleum plc*	10,693	240
Dragon Oil plc*	66,678	406
Heritage Oil plc*	6,708	53
Premier Oil plc*	11,219	217

		916

Retail 0.92%

Marks & Spencer Group plc	67,548	391

Total United Kingdom		5,879

Total Common Stocks (cost $30,617,207)		39,466

PREFERRED STOCKS 1.77%

Brazil 1.02%

Utilities & Infrastructure

Companhia de Transmissao de Energia Eletrica Paulista	15,473	435

Germany 0.75%

Healthcare Products & Supplies

Fresenius SE	5,455	319

Total Preferred Stocks (cost $654,574)		754

RIGHTS 0.12%

Sweden

Banks & Financial Services

Swedbank AB* (10/6/2009 at 39 SEK) (cost $39,913)	26,399	52

Total Long-Term Investments (cost $31,311,584)		40,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO September 30, 2009

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.45%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $1,935,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $1,934,807; proceeds: $1,894,429 (cost $1,894,428)	$1,894	$1,894

Total Investments in Securities 98.97% (cost $33,206,012)		42,166

Foreign Cash and Other Assets in Excess of Liabilities 1.03%		440

Net Assets 100.00%		$42,606

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.44%

Aerospace 0.74%

Boeing Co. (The)	308	$17
United Technologies Corp.	3,266	199

Total		216

Asset Management & Custodian 3.71%

BlackRock, Inc.	571	124
Franklin Resources, Inc.	1,467	148
State Street Corp.	9,622	506
T. Rowe Price Group, Inc.	6,630	303

Total		1,081

Banks: Diversified 6.90%

Bank of America Corp.	36,726	621
Fifth Third Bancorp	21,322	216
PNC Financial Services Group, Inc. (The)	6,888	335
Regions Financial Corp.	9,790	61
SunTrust Banks, Inc.	3,744	84
U.S. Bancorp	9,748	213
Wells Fargo & Co.	16,958	478

Total		2,008

Beverage: Soft Drinks 1.34%

Coca-Cola Co. (The)	4,190	225
PepsiCo, Inc.	2,807	165

Total		390

Biotechnology 2.89%

Amgen, Inc.*	6,746	406
Baxter International, Inc.	1,462	83
Celgene Corp.*	2,568	144
Genzyme Corp.*	2,661	151
Myriad Genetics, Inc.*	2,065	57

Total		841

Casinos & Gambling 0.78%

International Game Technology	10,509	226

Chemical: Diversified 2.01%

Celanese Corp. Series A	4,820	120
Dow Chemical Co. (The)	13,731	358
E.I. du Pont de Nemours & Co.	3,286	106

Total		584

Commercial Services 0.20%

Monster Worldwide, Inc.*	3,270	57

Communications Technology 3.02%
Cisco Systems, Inc.*	18,656	439
QUALCOMM, Inc.	9,762	439

Total		878

Computer Services, Software & Systems 5.95%

Adobe Systems, Inc.*	11,404	377
Google, Inc. Class A*	1,037	514
Microsoft Corp.	22,403	580
Oracle Corp.	4,417	92
VMware, Inc. Class A*	4,224	170

Total		1,733

Computer Technology 5.03%

Apple, Inc.*	3,469	643
EMC Corp.*	14,478	247
Hewlett-Packard Co.	9,974	471
International Business Machines Corp.	851	102

Total		1,463

Copper 0.34%

Freeport-McMoRan Copper & Gold, Inc.	1,457	100

Diversified Financial Services 8.38%

Bank of New York Mellon Corp. (The)	9,475	275
Capital One Financial Corp.	6,393	228
Goldman Sachs Group, Inc. (The)	4,069	750
JPMorgan Chase & Co.	16,765	735
Morgan Stanley	14,635	452

Total		2,440

Diversified Manufacturing Operations 0.92%

Eaton Corp.	2,230	126
Honeywell International, Inc.	3,850	143

Total		269

Diversified Media 0.58%

Time Warner, Inc.	5,861	169

Diversified Retail 7.89%

Bed Bath & Beyond, Inc.*	3,406	128
Best Buy Co., Inc.	8,432	316
Dick’s Sporting Goods, Inc.*	15,739	353
Home Depot, Inc. (The)	10,887	290
J.C. Penney Co., Inc.	6,189	209
Kohl’s Corp.*	6,467	369
Macy’s, Inc.	2,765	51
Target Corp.	10,294	481
Wal-Mart Stores, Inc.	2,034	100

Total		2,297

Drug & Grocery Store Chains 0.31%

CVS Caremark Corp.	2,521	90

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Electronic Components 0.46%

Corning, Inc.	8,693	$133

Electronic Entertainment 1.89%

Activision Blizzard, Inc.*	31,081	385
Electronic Arts, Inc.*	8,740	166

Total		551

Entertainment 0.41%

Walt Disney Co. (The)	4,328	119

Fertilizers 3.07%

Monsanto Co.	7,753	600
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3,271	296

Total		896

Financial Data & Systems 0.28%

MasterCard, Inc. Class A	400	81

Foods 0.63%

Kellogg Co.	1,460	72
Kraft Foods, Inc. Class A	4,257	112

Total		184

Gold 1.02%

Barrick Gold Corp. (Canada)(a)	7,836	297

Healthcare Services 1.15%

Express Scripts, Inc.*	3,899	302
Medco Health Solutions, Inc.*	587	32

Total		334

Hotel/Motel 3.50%

Marriott International, Inc. Class A	15,079	416
Starwood Hotels & Resorts Worldwide, Inc.	6,271	207
Wynn Resorts Ltd.*	5,587	396

Total		1,019

Insurance: Life 0.45%

Prudential Financial, Inc.	2,637	132

Insurance: Multi-Line 1.03%

MetLife, Inc.	7,855	299

Leisure Time 1.24%

Carnival Corp. Unit	9,200	306
Royal Caribbean Cruises Ltd. *	2,262	54

Total		360

Medical & Dental Instruments & Supplies 0.26%

St. Jude Medical, Inc.*	1,945	76

Medical Services 0.33%

Quest Diagnostics, Inc.	1,855	97

Metal Fabricating 0.89%

Precision Castparts Corp.	2,557	260

Oil: Crude Producers 3.61%

Apache Corp.	2,247	206
Continental Resources, Inc.*	2,336	91
Devon Energy Corp.	2,078	140
EOG Resources, Inc.	1,769	148
Occidental Petroleum Corp.	2,433	191
Range Resources Corp.	1,079	53
Southwestern Energy Co.*	2,433	104
XTO Energy, Inc.	2,824	117

Total		1,050

Oil: Integrated 5.78%

Chevron Corp.	3,632	256
ConocoPhillips	2,181	98
Exxon Mobil Corp.	7,532	517
Hess Corp.	6,125	327
Marathon Oil Corp.	982	31
Suncor Energy, Inc. (Canada)(a)	5,749	199
Weatherford International Ltd. (Switzerland)*(a)	12,269	254

Total		1,682

Oil Well Equipment & Services 2.03%

Schlumberger Ltd.	7,952	474
Smith International, Inc.	4,040	116

Total		590

Personal Care 1.85%

Colgate-Palmolive Co.	2,624	200
Procter & Gamble Co. (The)	5,859	339

Total		539

Pharmaceuticals 5.48%

Abbott Laboratories	5,862	290
Gilead Sciences, Inc.*	4,272	199
Johnson & Johnson	5,936	361
Merck & Co., Inc.	10,970	347
Pfizer, Inc.	16,571	274
Vertex Pharmaceuticals, Inc.*	3,275	124

Total		1,595

Railroads 2.48%

Burlington Northern Santa Fe Corp.	4,619	369
Union Pacific Corp.	6,063	354

Total		723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - LARGE CAP CORE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Real Estate Investment Trusts 0.17%

Host Hotels & Resorts, Inc.	4,200	$49

Restaurants 0.45%

Darden Restaurants, Inc.	2,415	82
Wendy’s/Arby’s Group, Inc. Class A	10,418	49

Total		131

Scientific Instruments: Control & Filter 0.76%

Parker Hannifin Corp.	4,264	221

Scientific Instruments: Electrical 0.21%

Emerson Electric Co.	1,501	60

Securities Brokerage & Services 0.43%

Charles Schwab Corp. (The)	6,547	125

Semiconductors & Components 2.99%

Broadcom Corp. Class A*	3,409	105
Intel Corp.	20,475	401
Micron Technology, Inc.*	21,032	172
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,387	81
Texas Instruments, Inc.	4,716	112

Total		871

Steel 0.40%

United States Steel Corp.	2,646	117

Telecommunications Equipment 0.34%

Nokia Corp. ADR	6,676	98

Textiles Apparel & Shoes 0.46%

Coach, Inc.	4,056	134

Tobacco 0.22%

Altria Group, Inc.	3,596	64

Utilities: Electrical 0.84%

Dominion Resources, Inc.	2,456	85
FPL Group, Inc.	1,739	96
Progress Energy, Inc.	1,666	65

Total		246

Utilities: Telecommunications 1.34%

AT&T, Inc.	10,730	290
Verizon Communications, Inc.	3,288	100

Total		390

Total Common Stocks (cost $26,318,012)		28,365

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.35%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $700,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $699,930; proceeds: $683,171 (cost $683,170)	$683	683
Total Investments in Securities 99.79% (cost $27,001,182)		29,048

Other Assets in Excess of Liabilities 0.21%		61

Net Assets 100.00%		$29,109

ADR	American Depositary Receipt.

Unit	More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.63%

Advertising Agencies 2.61%

Interpublic Group of Cos., Inc. (The)*	808,058	$6,077
Omnicom Group, Inc.	161,800	5,977

Total		12,054

Aerospace 0.40%

Curtiss-Wright Corp.	53,651	1,831

Air Transportation 0.15%

Southwest Airlines Co.	72,900	700

Asset Management & Custodian 1.36%

State Street Corp.	119,500	6,286

Auto Parts 1.41%

Autoliv, Inc. (Sweden)(a)	39,500	1,327
BorgWarner, Inc.	35,079	1,062
WABCO Holdings, Inc.	195,100	4,097

Total		6,486

Banks: Diversified 7.11%

BancorpSouth, Inc.	24,527	599
City National Corp.	150,600	5,863
Comerica, Inc.	207,800	6,165
Commerce Bancshares, Inc.	81,200	3,024
Cullen/Frost Bankers, Inc.	56,500	2,918
KeyCorp	573,100	3,725
M&T Bank Corp.	95,700	5,964
PNC Financial Services Group, Inc. (The)	47,700	2,318
SunTrust Banks, Inc.	98,900	2,230

Total		32,806

Banks: Savings, Thrift & Mortgage Lending 0.22%

Washington Federal, Inc.	60,575	1,021

Biotechnology 0.44%

Onyx Pharmaceuticals, Inc.*	68,501	2,053

Casinos & Gambling 1.23%

International Game Technology	265,000	5,692

Chemical: Diversified 0.66%

Celanese Corp. Series A	122,500	3,063

Commercial Services: Rental & Leasing 0.62%

GATX Corp.	101,963	2,850

Communications Technology 1.78%

QLogic Corp.*	158,600	2,728
Tellabs, Inc.*	791,148	5,475

Total		8,203

Computer Services, Software & Systems 7.53%

Adobe Systems, Inc.*	292,580	9,667
Autodesk, Inc.*	203,191	4,836
CA, Inc.	151,800	3,338
Diebold, Inc.	138,400	4,558
Intuit, Inc.*	173,200	4,936
McAfee, Inc.*	111,123	4,866
Sybase, Inc.*	34,493	1,342
VeriFone Holdings, Inc.*	76,688	1,219

Total		34,762

Containers & Packaging 0.90%

Ball Corp.	84,865	4,175

Diversified Financial Services 2.68%

Lazard Ltd. Class A	236,700	9,778
Raymond James Financial, Inc.	111,818	2,603

Total		12,381

Diversified Manufacturing Operations 4.54%

Eaton Corp.	123,100	6,966
ITT Corp.	113,100	5,898
Pentair, Inc.	62,100	1,833
Tyco International Ltd. (Switzerland)(a)	181,630	6,263

Total		20,960

Diversified Retail 4.66%

American Eagle Outfitters, Inc.	296,200	4,994
Big Lots, Inc.*	96,000	2,402
Children’s Place Retail Stores, Inc. (The)*	45,427	1,361
Genuine Parts Co.	24,013	914
Macy’s, Inc.	60,323	1,103
Nordstrom, Inc.	121,560	3,713
PetSmart, Inc.	154,500	3,360
TJX Companies, Inc. (The)	98,400	3,656

Total		21,503

Electronics 0.66%

Trimble Navigation Ltd.*	127,300	3,044

Engineering & Contracting Services 2.41%

Jacobs Engineering Group, Inc.*	143,800	6,608
KBR, Inc.	193,898	4,516

Total		11,124

Financial Data & Systems 0.80%

Jack Henry & Associates, Inc.	157,500	3,697

Foods 1.17%

J.M. Smucker Co. (The)	101,900	5,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Gas Pipeline 3.40%

El Paso Corp.	160,400	$1,655
EQT Corp.	192,400	8,196
Williams Cos., Inc. (The)	325,900	5,824

Total		15,675

Healthcare Facilities 1.63%

DaVita, Inc.*	132,600	7,510

Healthcare Management Services 0.10%

Humana, Inc.*	11,900	444

Healthcare Services 2.52%

HealthSouth Corp.*	256,435	4,011
McKesson Corp.	128,000	7,622

Total		11,633

Hotel/Motel 3.73%

Marriott International, Inc. Class A	225,867	6,232
Starwood Hotels & Resorts Worldwide, Inc.	178,700	5,902
Wynn Resorts Ltd.*	71,700	5,083

Total		17,217

Household Equipment/Products 0.72%

Fortune Brands, Inc.	76,900	3,305

Insurance: Multi-Line 4.29%

ACE Ltd. (Switzerland)(a)	171,919	9,191
Aon Corp.	179,100	7,288
Markel Corp.*	10,000	3,298

Total		19,777

Insurance: Property-Casualty 1.59%

PartnerRe Ltd.	95,390	7,339

Luxury Items 0.39%

Fossil, Inc.*	63,000	1,792

Machinery: Engines 0.32%

Cummins, Inc.	33,050	1,481

Machinery: Industrial 0.68%

Kennametal, Inc.	127,500	3,138

Medical & Dental Instruments & Supplies 2.11%

DENTSPLY International, Inc.	45,800	1,582
Patterson Cos., Inc.*	298,800	8,142

Total		9,724

Medical Equipment 1.01%

Varian Medical Systems, Inc.*	110,200	4,643

Metal Fabricating 1.72%

Reliance Steel & Aluminum Co.	186,100	7,920

Oil: Crude Producers 3.56%

Cabot Oil & Gas Corp.	147,500	5,273
EOG Resources, Inc.	37,095	3,098
Goodrich Petroleum Corp.*	93,600	2,416
Noble Energy, Inc.	67,100	4,426
Range Resources Corp.	24,600	1,214

Total		16,427

Oil Well Equipment & Services 4.41%

Cameron International Corp.*	84,600	3,200
Halliburton Co.	229,760	6,231
Helmerich & Payne, Inc.	52,700	2,083
Nabors Industries Ltd.*	58,600	1,225
Smith International, Inc.	144,000	4,133
Superior Energy Services, Inc.*	154,700	3,484

Total		20,356

Paints & Coatings 0.92%

Valspar Corp. (The)	154,606	4,253

Pharmaceuticals 5.79%

AmerisourceBergen Corp.	392,200	8,777
Mylan, Inc.*	543,911	8,708
Warner Chilcott plc Class A (Ireland)*(a)	256,723	5,550
Watson Pharmaceuticals, Inc.*	100,000	3,664

Total		26,699

Producer Durables: Miscellaneous 1.44%

SPX Corp.	82,100	5,030
W.W. Grainger, Inc.	18,244	1,630

Total		6,660

Railroads 1.99%

Kansas City Southern*	346,700	9,184

Real Estate Investment Trusts 0.31%

Alexandria Real Estate Equities, Inc.	26,676	1,450

Scientific Instruments: Control & Filter 1.70%

Parker Hannifin Corp.	93,500	4,847
Roper Industries, Inc.	58,674	2,991

Total		7,838

Scientific Instruments: Electrical 0.38%

AMETEK, Inc.	49,900	1,742

Scientific Instruments: Pollution Control 0.80%

Republic Services, Inc.	138,662	3,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO September 30, 2009

Investments	Shares	Value (000)
Semiconductors & Components 1.74%

Micron Technology, Inc.*	489,900	$4,017
Xilinx, Inc.	172,300	4,035

Total		8,052

Shipping 0.58%

Kirby Corp.*	73,097	2,691

Steel 0.90%

Steel Dynamics, Inc.	92,700	1,422
United States Steel Corp.	62,000	2,751

Total		4,173

Textiles Apparel & Shoes 0.72%

Guess?, Inc.	89,800	3,326

Utilities: Electrical 1.57%

CMS Energy Corp.	358,418	4,803
Northeast Utilities	102,163	2,425

Total		7,228

Utilities: Gas Distributors 0.45%

Piedmont Natural Gas Co., Inc.	87,570	2,096

Utilities: Telecommunications 1.82%

CenturyTel, Inc.	250,519	8,417

Total Common Stocks (cost $374,060,356)		445,967

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.65%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $7,770,000 of U.S. Treasury Bill at 0.185% due 11/12/2009; value: $7,769,223; proceeds: $7,615,667 (cost $7,615,665)	$7,616	7,616

Total Investments in Securities 98.28% (cost $381,676,021)		453,583

Other Assets in Excess of Liabilities 1.72%		7,950

Net Assets 100.00%		$461,533

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”): All Value Portfolio (“All Value”), America’s Value Portfolio (“America’s Value”), Bond-Debenture Portfolio (“Bond Debenture”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Portfolio (“International”), Large-Cap Core Portfolio (“Large Cap Core”), and Mid-Cap Value Portfolio (“Mid Cap Value”). Each Fund is diversified as defined in the Act.

The investment objective of All Value is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of America’s Value is to seek current income and capital appreciation. The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International is long-term capital appreciation. The investment objective of Large Cap Core is growth of capital and growth of income consistent with reasonable risk. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Company are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s investments carried at value:

	All Value			America’s Value
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stock	$101,911	$—	$101,911	$61,461,863	$—	$63,938	$61,525,801
Convertible Bonds	—	—	—	—	10,800,887	—	10,800,887
Convertible Preferred Stocks	—	—	—	2,701,343	3,004,563	—	5,705,906
Floating Rate Loans	—	—	—	—	316,500	—	316,500
Foreign Common Stocks	—	—	—	3,490,863	—	—	3,490,863
High Yield Corporate Bonds	—	—	—	—	25,591,914	—	25,591,914
Non-Convertible Preferred Stock	—	—	—	13,685	—	—	13,685
Rights	—	—	—	7,381	—	—	7,381
Repurchase Agreement	—	2,144	2,144	—	2,144,899	—	2,144,899

Total	$101,911	$2,144	$104,055	$67,675,135	$41,858,763	$63,938	$109,597,836

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

	Bond Debenture				Growth and Income
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Total (000)
Common Stock	$402,933	$—	$852,619	$1,255,552	$1,060,786	$—	$1,060,786
Convertible Bonds	—	50,852,470	—	50,852,470	—	—	—
Convertible Preferred Stocks	5,508,230	4,929,601	—	10,437,831	—	—	—
Government Sponsored Enterprises Bonds	—	5,260,250	—	5,260,250	—	—	—
High Yield Corporate Bonds	—	332,716,746	—	332,716,746	—	—	—
Non-Convertible Preferred Stock	33,005	—	—	33,005	—	—	—
Repurchase Agreement	—	6,365,056	—	6,365,056	—	40,122	40,122

Total	$5,944,168	$400,124,123	$852,619	$406,920,910	$1,060,786	$40,122	$1,100,908

	Growth Opportunities			International
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stock	$99,989	$—	$99,989	$39,466	$—	$39,466
Preferred Stocks	—	—	—	754	—	754
Rights	—	—	—	52	—	52
Repurchase Agreement	—	1,361	1,361	—	1,894	1,894

Total	$99,989	$1,361	$101,350	$40,272	$1,894	$42,166

	Large Cap Core			Mid Cap Value
Investment Type*	Level 1 (000)	Level 2 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Total (000)
Common Stock	$28,365	$—	$28,365	$445,967	$—	$445,967
Repurchase Agreement	—	683	683	—	7,616	7,616

Total	$28,365	$683	$29,048	$445,967	$7,616	$453,583

*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

America’s Value
Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of September 30, 2009
Common Stocks	$—	$—	$—	$—	$63,938	$—	$63,938

Bond Debenture
Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of September 30, 2009
Common Stocks	$—	$—	$—	$—	$852,619	$—	$852,619

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	All Value	America’s Value	Bond Debenture
Tax cost	$94,773,263	$110,139,045	$404,702,250

Gross unrealized gain	12,832,986	7,898,307	21,312,454
Gross unrealized loss	(3,550,865)	(8,439,516)	(19,093,794)

Net unrealized security gain (loss)	$9,282,121	$(541,209)	$2,218,660

	Growth and Income	Growth Opportunities	International
Tax cost	$1,044,182,638	$85,251,524	$35,249,776

Gross unrealized gain	93,102,722	19,024,705	7,493,587
Gross unrealized loss	(36,377,442)	(2,926,722)	(577,394)

Net unrealized security gain	$56,725,280	$16,097,983	$6,916,193

		Large Cap Core	Mid Cap Value
Tax cost		$27,165,948	$391,254,969

Gross unrealized gain		3,142,414	69,125,556
Gross unrealized loss		(1,260,807)	(6,797,629)

Net unrealized security gain		$1,881,607	$62,327,927

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization.

See Notes to Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009